                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:          811-3706
                                     -------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     4500 MAIN STREET, KANSAS CITY, MISSOURI                 64111
--------------------------------------------------------------------------------
    (Address of principal executive offices)              (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                     ---------------------------
Date of fiscal year end:          08-31
                             --------------------------------------------------
Date of reporting period:         02-28-2006
                             --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy]

FEBRUARY 28, 2006

California Tax-Free Money Market Fund
California Limited-Term Tax-Free Fund
California Tax-Free Bond Fund
California Long-Term Tax-Free Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA TAX-FREE BOND FUND

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .51
Index Definitions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .52

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the California
Tax-Free Money Market Fund, California Limited-Term Tax-Free Fund, California
Tax-Free Bond Fund, and California Long-Term Tax-Free Fund for the six months ended February 28, 2006.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
August 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                  6 MONTHS(1)  1 YEAR    5 YEARS  10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
CALIFORNIA
TAX-FREE
MONEY MARKET        1.19%       2.15%     1.31%     2.16%     3.15%      11/9/83
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
TAX-EXEMPT MONEY
MARKET FUNDS
AVERAGE RETURNS(2)  1.13%       2.03%     1.17%     2.02%     3.26%(3)     --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as of
2/28/06(2)         21 of 60   21 of 60  12 of 51   7 of 34   2 of 2(3)     --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as of
3/31/06(2)         20 of 60   21 of 60  12 of 52   7 of 35   2 of 2(3)     --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/30/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------

Tax-Free Money Market - Portfolio Commentary

PORTFOLIO MANAGER: TODD PARDULA

PERFORMANCE SUMMARY

California Tax-Free Money Market returned 1.19%* for the six months ended
February 28, 2006, slightly outperforming the 1.13% average return of the 60 funds in Lipper's "California Tax-Exempt Money Market Funds" category. The performance data on page 2 show that the fund has generally outpaced its Lipper group average over the long term, ranking in the top 25% of the group for the five-year period ended February 28, 2006, and in the top 21% for the 10-year period ended February 28. California Tax-Free Money Market continues to offer very competitive returns without investing in securities that are subject to the
Alternative Minimum Tax (AMT), unlike many of its Lipper peers.

ECONOMIC & MARKET PERSPECTIVE

The U.S. economy demonstrated remarkable resiliency after Hurricanes Katrina and
Rita pounded the Gulf Coast and as energy costs soared. Third-quarter 2005 GDP growth was 4.1%, the highest since the first quarter of 2004. Though growth declined to 1.7% in the fourth quarter as the effects of the hurricanes and record-high energy prices took hold, the economy appeared to bounce back strongly in the first quarter of 2006.

Besides raising concerns about economic growth, the hurricanes and the energy-price spike also prompted inflation fears, especially when the overall consumer price index (CPI) increase for September 2005 was the highest since
March 1980. But overall CPI subsided and "core" CPI (without volatile food and energy prices) remained relatively stable. However, the Federal Reserve (the
Fed) remained vigilant to the inflation threat and determined to wring excess accommodation out of U.S. monetary policy. Continuing the rate hikes that began in June 2004, the Fed raised its overnight rate target from 3.50% to 4.50%, the highest since May 2001.

PORTFOLIO POSITIONING & STRATEGY

California Tax-Free Money Market's weighted average maturity (WAM) fell throughout the six months, from 34 days on August 31, 2005, to 12 days by
February 28, 2006. Due to large cash outflows in January, the portfolio's management team sold some municipal notes with June maturities, causing the WAM to fall from 20 days down to 15 days by January 17. By the end of February,
California Tax-Free Money Market's WAM was about 10 days short to that of its peers.

YIELDS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
   7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       2.67%
--------------------------------------------------------------------------------
   7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       2.71%
--------------------------------------------------------------------------------
   7-DAY TAX-EQUIVALENT CURRENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     3.93%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     4.09%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     4.39%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     4.53%
--------------------------------------------------------------------------------

(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*Total returns for periods less than one year are not annualized.   (continued)

------

California Tax-Free Money Market - Portfolio Commentary

Meanwhile, the portfolio's seven-day current yield rose from 1.98% to 2.67%
during the period, with some seasonal fluctuations along the way. Yields shot higher toward the end of December on technical factors. The supply of money market securities increased as dealers tried to clear their inventory before year end, while demand for these securities fell as money market funds lost assets because of withdrawals due to investors' holiday spending. Larger supply and lower demand meant issuers had to offer higher yields to tempt buyers. In
January, increased demand for new money market securities because of bond maturities and calls sent yields back down again.

Most of the portfolio's holdings remained in variable rate demand notes (VRDNs), short-term, floating-rate municipal notes, which allow the portfolio to capture higher yields more quickly as interest rates rise. VRDNs made up 94.5% of the portfolio at the end of February 2006.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
A-1+                                         74%                   75%
--------------------------------------------------------------------------------
A-1                                          26%                   25%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
1-30 days                                   96%                    90%
--------------------------------------------------------------------------------
31-90 days                                   --                     1%
--------------------------------------------------------------------------------
91-180 days                                  4%                     1%
--------------------------------------------------------------------------------
More than 180 days                           --                     8%
--------------------------------------------------------------------------------

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 99.3%

CALIFORNIA -- 98.8%
--------------------------------------------------------------------------------
      $ 9,299,076  ABN AMRO Leasetops
                   Certificates Trust Rev., Series
                   2003-1, VRDN, 3.36%, 3/1/06
                   (Ambac) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 1/29/03,
                   Cost $9,299,076)(1)                             $  9,299,076
--------------------------------------------------------------------------------
        5,000,000  ABN AMRO Munitops
                   Certificate Trust GO, VRDN,
                   3.20%, 3/8/06 (CIFG-TCRS)
                   (SBBPA: ABN AMRO Bank N.V.)                        5,000,000
--------------------------------------------------------------------------------
        6,000,000  ABN AMRO Munitops
                   Certificate Trust Rev., Series
                   2003-17, VRDN, 3.20%,
                   3/2/06 (MBIA) (SBBPA: ABN
                   AMRO Bank N.V.)                                    6,000,000
--------------------------------------------------------------------------------
       10,000,000  ABN AMRO Munitops
                   Certificate Trust Rev., VRDN,
                   3.20%, 3/2/06 (Ambac)
                   (SBBPA: ABN AMRO Bank N.V.)
                   (Acquired 8/16/05, Cost
                   $10,000,000)(1)                                   10,000,000
--------------------------------------------------------------------------------
        1,865,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 3.18%, 3/2/06
                   (LOC: Bank of Nova Scotia)                         1,865,000
--------------------------------------------------------------------------------
        2,755,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 G, (Capital Improvements
                   Financing Projects), VRDN,
                   3.18%, 3/2/06 (Ambac)
                   (SBBPA: Dexia Credit Local)                        2,755,000
--------------------------------------------------------------------------------
        4,310,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 H, (Capital Improvements
                   Financing Projects), VRDN,
                   3.18%, 3/2/06 (Ambac)
                   (SBBPA: Dexia Credit Local)                        4,310,000
--------------------------------------------------------------------------------
          640,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   2000 I, VRDN, 3.18%, 3/2/06
                   (Ambac) (SBBPA: KBC Bank
                   N.V.)                                                640,000
--------------------------------------------------------------------------------
        4,605,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   3.18%, 3/2/06 (LOC: California
                   State Teacher's Retirement)                        4,605,000
--------------------------------------------------------------------------------
        5,985,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations COP,
                   (Episcopal Homes Foundation),
                   VRDN, 3.18%, 3/1/06 (LOC:
                   Wells Fargo Bank, N.A)                             5,985,000
--------------------------------------------------------------------------------
        2,945,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Institute Defense Analyses),
                   VRDN, 3.20%, 3/2/06 (Ambac)
                   (SBBPA: Wachovia Bank N.A.)                        2,945,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Point Loma Nazarene
                   University), VRDN, 3.23%,
                   3/2/06 (LOC: Allied Irish
                   Bank plc)                                       $  2,000,000
--------------------------------------------------------------------------------
        5,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (The Thacher School), VRDN,
                   3.19%, 3/2/06 (SBBPA:
                   Keybank, N.A.)                                     5,000,000
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Hamilin
                   School), VRDN, 3.17%, 3/2/06
                   (LOC: BNP Paribas)                                 3,000,000
--------------------------------------------------------------------------------
        5,000,000  Auburn Union School District
                   COP, VRDN, 3.22%, 3/2/06
                   (FSA) (SBBPA: Dexia Credit
                   Local)                                             5,000,000
--------------------------------------------------------------------------------
        2,300,000  Barstow Multifamily Housing
                   Rev., (Desert Vista
                   Apartments), VRDN, 3.18%,
                   3/1/06 (LOC: FHLB)                                 2,300,000
--------------------------------------------------------------------------------
        7,500,000  California Community College
                   Financing Auth. Rev., Series
                   2005 A, 4.00%, 6/30/06 (FSA)                       7,533,432
--------------------------------------------------------------------------------
        3,295,000  California Department of Water
                   Resources & Power Supply
                   Rev., (PT 748), VRDN, 3.24%,
                   3/2/06 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/27/03, Cost
                   $3,295,000)(1)                                     3,295,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2002 C16, VRDN,
                   3.15%, 3/2/06 (LOC: Bank of
                   New York)                                          6,000,000
--------------------------------------------------------------------------------
        2,000,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2005 G3, VRDN,
                   3.15%, 3/2/06 (FSA) (SBBPA:
                   JPMorgan Chase Bank)                               2,000,000
--------------------------------------------------------------------------------
        5,000,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2005 G7, VRDN,
                   3.15%, 3/2/06 (FSA) (SBBPA:
                   Societe Generale)                                  5,000,000
--------------------------------------------------------------------------------
       13,500,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2005 G11, VRDN,
                   3.17%, 3/2/06 (FSA) (LIQ
                   FAC: KBC Bank N.V. and
                   Morgan Stanley Bank)                              13,500,000
--------------------------------------------------------------------------------
        3,875,000  California Department of Water
                   Resources Rev., Series 2002 C7,
                   VRDN, 3.15%, 3/2/06 (FSA)
                   (SBBPA: Dexia Credit Local)                        3,875,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,900,000  California Economic
                   Development Financing Auth.
                   Rev., (Volk Enterprises Inc.),
                   VRDN, 3.20%, 3/2/06 (LOC:
                   Bank One N.A.) (Acquired
                   3/8/04, Cost $2,900,000)(1)                     $  2,900,000
--------------------------------------------------------------------------------
        9,900,000  California Educational
                   Facilities Auth. Rev., (Chapman
                   University), VRDN, 3.30%,
                   3/1/06 (LOC: Allied Irish
                   Bank plc)                                          9,900,000
--------------------------------------------------------------------------------
          315,000  California Educational
                   Facilities Auth. Rev., (Mount
                   St. Mary's College), VRDN,
                   3.25%, 3/1/06 (LOC: Allied
                   Irish Bank plc)                                      315,000
--------------------------------------------------------------------------------
        4,000,000  California Educational
                   Facilities Auth. Rev., (Point
                   Loma Nazarene University),
                   VRDN, 3.23%, 3/2/06 (GO of
                   University) (LOC: Allied Irish
                   Bank plc)                                          4,000,000
--------------------------------------------------------------------------------
        3,660,000  California Educational
                   Facilities Auth. Rev., Series
                   2002 A, (Art Center Design
                   College), VRDN, 3.23%,
                   3/2/06 (LOC: Allied Irish
                   Bank plc)                                          3,660,000
--------------------------------------------------------------------------------
        8,005,000  California Educational
                   Facilities Auth. Rev., Series
                   2002 B, (Art Center Design
                   College), VRDN, 3.23%,
                   3/2/06 (LOC: Allied Irish
                   Bank plc)                                          8,005,000
--------------------------------------------------------------------------------
        5,000,000  California GO, (PA 1164),
                   VRDN, 3.23%, 3/2/06 (LOC:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 7/10/03, Cost
                   $5,000,000)(1)                                     5,000,000
--------------------------------------------------------------------------------
        4,325,000  California GO, (PA 1357),
                   VRDN, 3.23%, 3/2/06 (Ambac)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.)                                    4,325,000
--------------------------------------------------------------------------------
        3,200,000  California GO, (PT 2831),
                   VRDN, 3.22%, 3/2/06 (Ambac)
                   (SBBPA: Dexia Credit Local)
                   (Acquired 7/5/05, Cost
                   $3,200,000)(1)                                     3,200,000
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2003 C3,
                   VRDN, 3.15%, 3/2/06 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., and Bank of Nova Scotia)                     5,000,000
--------------------------------------------------------------------------------
        1,900,000  California GO, Series 2003 C4,
                   VRDN, 3.15%, 3/2/06 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., and Bank of Nova Scotia)                     1,900,000
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2005 A3,
                   VRDN, 3.17%, 3/1/06 (LOC:
                   Bank of America N.A.)                              5,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,400,000  California GO, Series 2005 B1,
                   VRDN, 3.15%, 3/1/06 (LOC:
                   Bank of America N.A.)                           $  5,400,000
--------------------------------------------------------------------------------
       12,930,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III),
                   VRDN, 3.18%, 3/1/06
                   (SBBPA: FNMA)                                     12,930,000
--------------------------------------------------------------------------------
       11,300,000  California Housing Finance
                   Agency Rev., Series 2002 B,
                   (Multifamily Housing III),
                   VRDN, 3.18%, 3/2/06
                   (SBBPA: FNMA)                                     11,300,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Academy of Motion
                   Picture Arts and Sciences
                   Obligated Group), VRDN,
                   3.20%, 3/2/06 (Ambac)
                   (SBBPA: JPMorgan Chase
                   Bank)                                              4,000,000
--------------------------------------------------------------------------------
        4,600,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Humane Society), VRDN,
                   3.20%, 3/2/06 (LOC:
                   Comercia Bank)                                     4,600,000
--------------------------------------------------------------------------------
        2,830,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Rural Community
                   Assistance), VRDN, 3.20%,
                   3/2/06 (LOC: Bank of the
                   West)                                              2,830,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2003 A, VRDN,
                   3.17%, 3/1/06 (LOC: Wells
                   Fargo Bank, N.A.)                                  4,000,000
--------------------------------------------------------------------------------
        5,465,000  California Public Works Board
                   Rev., Series 2001 (PA 814),
                   VRDN, 3.22%, 3/2/06 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.) (Acquired
                   5/26/05, Cost $5,465,000)(1)                       5,465,000
--------------------------------------------------------------------------------
        4,700,000  California Rev., (Revenue
                   Anticipation), 4.50%, 6/30/06                      4,722,919
--------------------------------------------------------------------------------
        4,550,000  California Rev., Series 2004 C6,
                   VRDN, 2.90%, 3/1/06 (State
                   Guaranteed) (LOC: Citibank
                   N.A.)                                              4,550,000
--------------------------------------------------------------------------------
        7,800,000  California Statewide
                   Communities Development
                   Auth. Rev., (Cathedral High
                   School), VRDN, 3.20%, 3/1/06
                   (LOC: Allied Irish Bank plc)                       7,800,000
--------------------------------------------------------------------------------
        9,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2004 M,
                   VRDN, 3.18%, 3/1/06                                9,500,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,535,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., VRDN,
                   3.24%, 3/2/06 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 8/6/01-3/13/03,
                   Cost $5,535,000)(1)                             $  5,535,000
--------------------------------------------------------------------------------
        3,150,000  California Statewide Financing
                   Auth. Rev., VRDN, 3.26%,
                   3/2/06 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/17/05-1/12/06,
                   Cost $3,150,000)(1)                                3,150,000
--------------------------------------------------------------------------------
        2,000,000  City of Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 3.15%,
                   3/2/06 (LOC: Wells Fargo
                   Bank, N.A.)                                        2,000,000
--------------------------------------------------------------------------------
        4,000,000  City of Fremont COP, (Building
                   & Equipment Financing),
                   VRDN, 3.20%, 3/2/06 (LOC:
                   KBC Bank N.V.)                                     4,000,000
--------------------------------------------------------------------------------
        1,000,000  City of Novato Rev.,
                   (Nova-Ro III Senior Housing),
                   VRDN, 3.16%, 3/2/06 (LOC:
                   Bank of the West)                                  1,000,000
--------------------------------------------------------------------------------
       12,085,000  City of Reedley COP, VRDN,
                   3.16%, 3/2/06 (LOC: U.S.
                   Bank N.A.)                                        12,085,000
--------------------------------------------------------------------------------
        4,700,000  City of San Jose Rev., Series
                   1985 B, (Foxchase), VRDN,
                   3.16%, 3/2/06 (LOC: FNMA)                          4,700,000
--------------------------------------------------------------------------------
        7,595,000  City of Vallejo COP, VRDN,
                   3.23%, 3/2/06 (LOC:
                   California State Teacher's
                   Retirement)                                        7,595,000
--------------------------------------------------------------------------------
       26,195,000  City of Vallejo COP, VRDN,
                   3.23%, 3/2/06 (LOC: Union
                   Bank of California N.A.)                          26,195,000
--------------------------------------------------------------------------------
        6,200,000  City of Vallejo Rev., Series
                   2001 A, VRDN, 3.23%, 3/1/06
                   (LOC: JPMorgan Chase Bank)                         6,200,000
--------------------------------------------------------------------------------
        9,800,000  City of Whittier Rev., (Whittier
                   College), VRDN, 3.24%,
                   3/2/06 (RADIAN) (SBBPA:
                   Bank of New York)                                  9,800,000
--------------------------------------------------------------------------------
        3,900,000  Diamond Bar Public Financing
                   Auth. Lease Rev., Series
                   2002 A, (Community/Senior
                   Center), VRDN, 3.30%,
                   3/1/06 (LOC: Union Bank
                   of California)                                     3,900,000
--------------------------------------------------------------------------------
        3,600,000  East Bay Municipal Utility
                   District Rev., (Wastewater
                   District), 3.17%, 3/3/06
                   (SBBPA: Westdeutsche
                   Landsebank and JPMorgan
                   Chase Bank) (Acquired
                   12/1/05, Cost $3,600,000)(1)                       3,600,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,200,000  El Monte COP, Series 2003 A,
                   (Community Improvement),
                   VRDN, 3.18%, 3/2/06 (LOC:
                   California State Teacher's
                   Retirement)                                     $  6,200,000
--------------------------------------------------------------------------------
        2,080,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (DB 195), VRDN, 3.26%,
                   3/2/06 (FGIC) (LIQ FAC:
                   Deutsche Bank A.G.)                                2,080,000
--------------------------------------------------------------------------------
        6,875,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1206), VRDN, 3.21%,
                   3/2/06 (LOC: Merrill Lynch
                   Capital Services, Inc.)                            6,875,000
--------------------------------------------------------------------------------
        3,530,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1236), VRDN, 3.26%,
                   3/2/06 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 1/15/04, Cost
                   $3,530,000)(1)                                     3,530,000
--------------------------------------------------------------------------------
        2,735,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1237), VRDN, 3.26%,
                   3/2/06 (LOC: Merrill Lynch
                   Capital Services, Inc.)                            2,735,000
--------------------------------------------------------------------------------
        2,885,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PT 2338), VRDN, 3.26%,
                   3/2/06 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 8/20/04-10/6/05,
                   Cost $2,885,000)(1)                                2,885,000
--------------------------------------------------------------------------------
       23,140,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 3.28%, 3/1/06 (LOC:
                   California State Teacher's
                   Retirement)                                       23,140,000
--------------------------------------------------------------------------------
        4,000,000  Irvine Ranch Water District
                   GO, Series 1985 B, VRDN,
                   2.90%, 3/1/06 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                      4,000,000
--------------------------------------------------------------------------------
       15,182,664  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 3.23%,
                   3/2/06 (Ambac) (MBIA)
                   (SBBPA: State Street Bank &
                   Trust Co.) (Acquired 2/11/00-
                   12/2/04, Cost $15,182,664)(1)                     15,182,664
--------------------------------------------------------------------------------
        2,500,000  Los Angeles Convention &
                   Exhibit Center Auth. Rev.,
                   Series 2003 E, VRDN, 3.17%,
                   3/1/06 (Ambac) (SBBPA:
                   Dexia Credit Local)                                2,500,000
--------------------------------------------------------------------------------
        4,935,000  Los Angeles GO, (PT 1476),
                   VRDN, 3.22%, 3/2/06 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.)                                    4,935,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,400,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., 3.17%, 3/9/06 (LOC:
                   Dexia Credit Local) (Acquired
                   12/1/05, Cost $5,400,000)(1)                    $  5,400,000
--------------------------------------------------------------------------------
          950,000  Orange County Sanitation
                   District COP, Series 2000 A,
                   VRDN, 2.90%, 3/1/06 (SBBPA:
                   Dexia Public Finance Bank)                           950,000
--------------------------------------------------------------------------------
        2,200,000  Riverside County COP, Series
                   1985 A, (Aces Public
                   Facilities), VRDN, 3.05%,
                   3/7/06 (LOC: State Street
                   Bank & Trust Co.)                                  2,200,000
--------------------------------------------------------------------------------
          440,000  Roseville Joint Union High
                   School District COP, VRDN,
                   3.90%, 3/1/06 (LOC: Union
                   Bank of California N.A.)                             440,000
--------------------------------------------------------------------------------
        4,330,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1993 A, (Rialto
                   Heritage), VRDN, 3.22%,
                   3/2/06 (LOC: FHLB)                                 4,330,000
--------------------------------------------------------------------------------
        4,970,000  San Diego County COP,
                   (Friends of Chabad), VRDN,
                   3.23%, 3/2/06 (LOC:
                   Comerica Bank)                                     4,970,000
--------------------------------------------------------------------------------
        4,000,000  San Diego Unified School
                   District GO, Series 2005 A,
                   4.00%, 7/24/06                                     4,021,094
--------------------------------------------------------------------------------
        7,560,000  San Francisco City & County
                   Redevelopment Agency
                   Community Facilities District
                   No. 4 Rev., VRDN, 3.17%,
                   3/2/06 (LOC: Bank of
                   America N.A.)                                      7,560,000
--------------------------------------------------------------------------------
        2,800,000  San Francisco City & County
                   Redevelopment Agency Rev.,
                   (South Harbor), VRDN, 3.20%,
                   3/2/06 (LOC: Dexia Credit
                   Local)                                             2,800,000
--------------------------------------------------------------------------------
       26,055,000  San Mateo County Housing
                   Auth. Rev., VRDN, 3.26%,
                   3/2/06 (LIQ FAC: FHLMC)                           26,055,000
--------------------------------------------------------------------------------
        6,450,000  Santa Clara County - El
                   Camino Hospital District Rev.,
                   Series 1985 A, (Valley Medical
                   Center), VRDN, 3.05%, 3/7/06
                   (LOC: State Street Bank &
                   Trust Co.)                                         6,450,000
--------------------------------------------------------------------------------
        2,580,000  Southern California Logistics
                   Airport Auth. Tax Allocation
                   Rev., (PA 1323), VRDN, 3.22%,
                   3/2/06 (RADIAN) (SBBPA:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 8/11/05, Cost
                   $2,580,000)(1)                                     2,580,000
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

      $ 6,750,000  Temecula Public Financing
                   Auth. Community Facilities
                   District No. 1-2 Special Tax,
                   Series 2002 A, (Harveston),
                   VRDN, 3.17%, 3/2/06 (LOC:
                   Bank of America N.A.)                           $  6,750,000
--------------------------------------------------------------------------------
        1,300,000  Triunfo County Sanitation
                   District Rev., VRDN, 3.23%,
                   3/1/06 (LOC: BNP Paribas)                          1,300,000
--------------------------------------------------------------------------------
        2,975,000  Victor Valley Community
                   College District COP, VRDN,
                   3.22%, 3/2/06 (LOC: BNP
                   Paribas and Union Bank of
                   California N.A.)                                   2,975,000
--------------------------------------------------------------------------------
       14,000,000  Victorville Joint Powers
                   Finance Auth. Rev., Series
                   2005 A, (Cogeneration
                   Facility), VRDN, 3.20%,
                   3/1/06 (LOC: Fortis Bank
                   SA N.V.)                                          14,000,000
--------------------------------------------------------------------------------
        8,700,000  Western Placer Unified School
                   District COP, VRDN, 3.18%,
                   3/2/06 (LOC: Bank of America
                   N.A.)                                              8,700,000
--------------------------------------------------------------------------------
        3,200,000  Westminister COP, Series
                   1998 A, (Civic Center), VRDN,
                   3.17%, 3/2/06 (Ambac)
                   (SBBPA: Wachovia Bank N.A.)                        3,200,000
--------------------------------------------------------------------------------
        1,500,000  Westminster Redevelopment
                   Agency Tax Allocation Rev.,
                   VRDN, 3.17%, 3/2/06 (Ambac)
                   (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)                     1,500,000
--------------------------------------------------------------------------------
                                                                    512,214,185
--------------------------------------------------------------------------------
PUERTO RICO -- 0.5%
--------------------------------------------------------------------------------
        2,500,000  Commonwealth of Puerto Rico
                   Tax and Rev. Anticipation
                   Notes, 4.50%, 7/28/06                              2,512,764
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                               514,726,949
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%
          757,000  Federated California Municipal
                   Cash Trust                                           757,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%                                515,483,949
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%                                  3,128,702
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $518,612,651
================================================================================

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

CIFG-TCRS = CDC IXIS Financial Guaranty North America -- Transferable Custodial
            Receipts

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006, was
    $81,021,740, which represented 15.6% of total net assets. None of the restricted securities are considered to be illiquid.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                  6 MONTHS(1)  1 YEAR    5 YEARS  10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
CALIFORNIA
LIMITED-TERM
TAX-FREE            0.95%       2.01%     3.06%     3.81%     4.11%       6/1/92
--------------------------------------------------------------------------------
LEHMAN BROTHERS
3-YEAR MUNICIPAL
BOND INDEX(2)       0.63%       1.61%     3.37%     4.12%     4.52%(3)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
SHORT-INTERMEDIATE
MUNICIPAL DEBT
FUNDS AVERAGE
RETURNS(2)          0.77%       2.53%     3.04%     3.59%     4.18%(4)      --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as of
2/28/06(2)            --       9 of 19   8 of 12   2 of 7    2 of 2(4)      --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as of
3/31/06(2)            --       9 of 19   8 of 12   2 of 7    2 of 2(4)      --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 5/31/92, the date nearest the fund's inception for which data are available.

(4) Since 6/4/92, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Limited-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 29, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
----------------------------------------------------------------------------------------------------
                       1997    1998    1999    2000*   2001    2002    2003    2004*   2005    2006
----------------------------------------------------------------------------------------------------
California Limited-
Term Tax-Free          3.90%   5.40%   4.86%   1.20%   7.61%   5.43%   4.96%   3.08%  -0.06%   2.01%
----------------------------------------------------------------------------------------------------
Lehman Brothers
3-Year Municipal
Bond Index             4.56%   5.42%   5.36%   1.44%   7.73%   6.72%   5.60%   2.92%   0.15%   1.61%
----------------------------------------------------------------------------------------------------
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Limited-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

PERFORMANCE SUMMARY

California Limited-Term Tax-Free (Cal Limited-Term) returned 0.95%* for the six months ended February 28, 2006. By comparison, the Lehman Brothers 3-Year
Municipal Bond Index returned 0.63% and the Lipper California Short-Intermediate
Municipal Debt Funds average return was 0.77%. (See pages 10 and 11.)

We discuss the strategies that we employed to help the portfolio achieve that solid index- and peer-compared performance in the Portfolio Positioning &
Strategy section on the next page.

YIELD SUMMARY

High current income that is exempt from California and federal income taxes and safety of principal are Cal Limited-Term's key objectives. On the income front, the fund's 30-day SEC yield finished at 3.14%, up from 2.90% as of August 31,
2005. A backdrop of rising short-term interest rates helped to make that higher yield possible, but so too did our efforts to boost the portfolio's income stream by adding bonds offering more "carry" (e.g. higher yields).

ECONOMIC REVIEW

The U.S. economy demonstrated remarkable resiliency after Hurricanes Katrina and
Rita pounded the Gulf Coast and as energy costs soared. Third-quarter 2005 GDP growth was 4.1%, the highest since the first quarter of 2004. Though growth declined to 1.7% in the fourth quarter as the effects of the hurricanes and record-high energy prices took hold, the economy appeared to bounce back strongly in the first quarter of 2006.

Besides raising concerns about economic growth, the hurricanes and the energy-price spike also prompted inflation fears, especially when the overall consumer price index (CPI) increase for September 2005 was the highest since
March 1980. But overall CPI subsided and "core" CPI (without volatile food and energy prices) remained relatively stable. However, the Federal Reserve (the
Fed) remained vigilant to the inflation threat and determined to wring excess accommodation out of U.S. monetary policy. Continuing the rate hikes that began in June 2004, the Fed raised its overnight rate target from 3.50% to 4.50%, the highest since May 2001.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   4.0 yrs               4.3 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 2.9 yrs               3.1 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                      3.14%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    4.62%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    4.81%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    5.17%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    5.33%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*Total returns for periods less than one year are not annualized.   (continued)

------

California Limited-Term Tax-Free - Portfolio Commentary

BROAD BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher during the six-month period; the two-year Treasury yield rose from 3.82% to 4.68%.
Longer-term yields rose too, but not as much; the 30-year Treasury yield rose from 4.26% to 4.51%. A combination of strong demand for longer-maturity securities and faith in the Fed's ability to control inflation helped keep longer-term yields relatively low. With shorter-maturity Treasurys yielding more than longer-term, the curve used to illustrate Treasury yield levels at different maturities "inverted"-- from left to right, it pointed downward instead of upward, a phenomenon often associated with economic downturns.

MUNICIPAL MARKET REVIEW

Short-term municipal yields also rose more than longer-term municipal yields, but the municipal yield curve did not invert (in fact, it has never inverted).
This meant that municipal investors (unlike Treasury buyers) could still earn additional yield by taking on more maturity risk. This attracted investors and helped the municipal market generally outperform the taxable market. Municipals also benefited from improving economic conditions, leading to higher tax revenues and better credit quality for municipal issuers.

PORTFOLIO POSITIONING & STRATEGY

On the portfolio front, our main strategy during the six months centered on actively searching for bonds that offered more "carry." We worked closely with our seasoned municipal credit research team to locate these lower-credit-quality investment-grade bonds, which provided several key benefits: (1) the higher yields of these securities boosted Cal Limited-Term's yield and therefore the fund's total return, (2) they helped to cushion the portfolio against the backdrop of rising short-term interest rates and bond yields, and (3) when found at what we considered to be undervalued levels, these securities offered the potential to appreciate due to credit-quality upgrades and boost Cal
Limited-Term's returns.

The results of those efforts are reflected in the Portfolio Composition by
Credit Rating table at the left, which shows that bonds rated BBB and non-rated bonds represented 26% of the portfolio by the end of February, up from 20% six months ago.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
AAA                                         53%                   62%
--------------------------------------------------------------------------------
AA                                           4%                    3%
--------------------------------------------------------------------------------
A                                           17%                   15%
--------------------------------------------------------------------------------
BBB                                         23%                   17%
--------------------------------------------------------------------------------
Not Rated                                    3%                    3%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                           32%
--------------------------------------------------------------------------------
Hospital Revenue                                                  12%
--------------------------------------------------------------------------------
Electric Revenue                                                  11%
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                     10%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            7%
--------------------------------------------------------------------------------

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 95.5%

CALIFORNIA -- 78.1%
--------------------------------------------------------------------------------
       $2,000,000  Alameda Unified School District
                   GO, 5.50%, 7/1/07 (FSA)                         $  2,059,194
--------------------------------------------------------------------------------
        2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)                            2,874,945
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)                              950,413
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)                            1,675,182
--------------------------------------------------------------------------------
        1,520,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 4.00%, 11/15/07
                   (California Mortgage Insurance)                    1,529,074
--------------------------------------------------------------------------------
        3,000,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2002 A, 5.50%,
                   5/1/08                                             3,123,930
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (Ambac)(1)                                         4,523,719
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)                                              2,572,925
--------------------------------------------------------------------------------
        5,000,000  California GO, 6.10%, 10/1/09(1)                   5,426,399
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (Ambac)                                            2,642,775
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)                                             3,163,710
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)                                             1,087,890
--------------------------------------------------------------------------------
        1,000,000  California Health Facilities
                   Financing Auth. Rev.,
                   (Cedars-Sinai Medical Center),
                   5.00%, 11/15/15                                    1,065,590
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev.,
                   (Cedars-Sinai Medical Center),
                   5.00%, 11/15/16                                    2,124,620
--------------------------------------------------------------------------------
        1,325,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2005 A, (Energy
                   Efficiency Master Trust),
                   5.00%, 3/1/15                                      1,447,231
--------------------------------------------------------------------------------
          370,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   4.80%, 8/15/06 (ACA)                                 370,870
--------------------------------------------------------------------------------
          600,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of
                   California Projects), 5.50%,
                   6/1/10                                               641,322
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Rev., Series 2005 A,
                   (Department General
                   Services - Butterfield),
                   5.00%, 6/1/09                                      2,087,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,450,000  California Public Works Board
                   Rev., Series 2005 A,
                   (Department General
                   Services - Butterfield),
                   5.00%, 6/1/15                                   $  1,562,114
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/12(2)                          1,074,890
--------------------------------------------------------------------------------
        1,750,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 G,
                   (Daughters of Charity Health),
                   5.25%, 7/1/13                                      1,872,378
--------------------------------------------------------------------------------
        1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/11
                   (MBIA)                                             1,244,141
--------------------------------------------------------------------------------
          895,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.00%, 2/1/07                                        901,623
--------------------------------------------------------------------------------
          895,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.125%, 2/1/08                                       908,094
--------------------------------------------------------------------------------
        1,245,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.125%, 2/1/09                                     1,270,921
--------------------------------------------------------------------------------
          675,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.25%, 2/1/10                                        695,014
--------------------------------------------------------------------------------
          860,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.25%, 2/1/11                                        887,486
--------------------------------------------------------------------------------
        1,140,000  Central California Joint
                   Powers Health Financing Auth.
                   COP, (Community Hospitals),
                   5.25%, 2/1/13                                      1,140,741
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,112,714
--------------------------------------------------------------------------------
          310,000  Coachella Valley Improvement
                   Bond Act 1915 Recreation &
                   Park District Special Tax Rev.,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               317,821
--------------------------------------------------------------------------------
          500,000  Del Mar Race Track Auth.
                   Rev., 5.00%, 8/15/08                                 514,985
--------------------------------------------------------------------------------
        1,415,000  Del Mar Race Track Auth.
                   Rev., 5.00%, 8/15/10                               1,477,883
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District
                   COP, (Water Systems), 5.50%,
                   7/1/09 (Ambac)                                     1,268,064
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,783,940
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  105,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   3.00%, 2/1/08                                   $    103,486
--------------------------------------------------------------------------------
          110,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   3.80%, 2/1/10                                        109,430
--------------------------------------------------------------------------------
          120,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   4.00%, 2/1/11                                        119,864
--------------------------------------------------------------------------------
          125,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   4.30%, 2/1/13                                        125,353
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance
                   Auth. GO, Series 2002 A,
                   (North Long Beach
                   Redevelopment), 5.00%,
                   8/1/10 (Ambac)                                       797,310
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance
                   Auth. GO, Series 2002 A,
                   (North Long Beach
                   Redevelopment), 5.00%,
                   8/1/11 (Ambac)                                     2,486,588
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Community
                   College District GO, Series
                   2005 A, (Election 2001),
                   5.00%, 8/1/16 (FSA)                                5,472,699
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 4.75%,
                   7/1/07 (ACA)                                         507,345
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 4.875%,
                   7/1/08 (ACA)                                         630,965
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/11 (FSA)                                       2,284,464
--------------------------------------------------------------------------------
        3,765,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.40%, 7/1/06                     3,802,123
--------------------------------------------------------------------------------
        3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)                               3,358,490
--------------------------------------------------------------------------------
          575,000  Lynwood Public Financing
                   Auth. COP, 4.125%, 9/1/12
                   (Ambac)                                              593,992
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (Ambac)                                    3,139,140
--------------------------------------------------------------------------------
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (Ambac)                              1,309,978
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  650,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   3.50%, 8/15/10                                  $    633,328
--------------------------------------------------------------------------------
          760,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   3.80%, 8/15/11                                       745,172
--------------------------------------------------------------------------------
          825,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   3.90%, 8/15/12                                       804,944
--------------------------------------------------------------------------------
          700,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   4.10%, 8/15/13                                       686,532
--------------------------------------------------------------------------------
        1,135,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,
                   (No. 04-1-Ladera Ranch),
                   4.25%, 8/15/14                                     1,118,327
--------------------------------------------------------------------------------
        1,230,000  Orange County Refunding
                   Recovery Rev., Series 1995 A,
                   6.00%, 6/1/08 (MBIA)                               1,301,217
--------------------------------------------------------------------------------
          275,000  Orange County Special
                   Assessment, 4.30%, 9/2/14                            270,135
--------------------------------------------------------------------------------
          325,000  Orange County Special
                   Assessment, 4.45%, 9/2/15                            317,437
--------------------------------------------------------------------------------
          250,000  Orange County Special
                   Assessment, 4.55%, 9/2/16                            243,198
--------------------------------------------------------------------------------
          140,000  Placentia COP, (Improvement),
                   3.125%, 7/1/07                                       137,747
--------------------------------------------------------------------------------
          165,000  Placentia COP, (Improvement),
                   3.40%, 7/1/08                                        161,651
--------------------------------------------------------------------------------
          170,000  Placentia COP, (Improvement),
                   3.65%, 7/1/09                                        166,308
--------------------------------------------------------------------------------
          145,000  Placentia COP, (Improvement),
                   3.90%, 7/1/10                                        141,994
--------------------------------------------------------------------------------
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1),
                   5.00%, 10/1/07 (MBIA)                              1,848,852
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07 (FSA)                          599,063
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,733,589
--------------------------------------------------------------------------------
        3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                             4,020,133
--------------------------------------------------------------------------------
        2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                       2,721,643
--------------------------------------------------------------------------------
        3,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 5.00%, 11/15/11
                   (MBIA)                                             3,239,130
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,005,000  San Bernardino County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2005 A,
                   (San Sevaine), 5.00%, 9/1/15
                   (RADIAN)                                        $  1,076,194
--------------------------------------------------------------------------------
          715,000  San Diego Community College
                   District GO, (Election of 2002),
                   3.28%, 5/1/08 (FSA)(3)                               663,356
--------------------------------------------------------------------------------
          420,000  San Diego Community College
                   District GO, (Election of 2002),
                   3.44%, 5/1/09 (FSA)(3)                               375,812
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (Ambac)                             2,052,540
--------------------------------------------------------------------------------
        1,210,000  Shasta Lake Public Finance
                   Auth. Rev., 3.75%, 4/1/09                          1,207,520
--------------------------------------------------------------------------------
        1,000,000  Shasta Lake Public Finance
                   Auth. Rev., 4.00%, 4/1/12                            999,700
--------------------------------------------------------------------------------
        1,530,000  Shasta Lake Public Finance
                   Auth. Rev., 4.50%, 4/1/15                          1,551,619
--------------------------------------------------------------------------------
        1,160,000  Sonoma County Junior College
                   District GO, 2.97%, 8/1/06
                   (FSA)(3)                                           1,144,120
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 1994 C, (Foothill
                   Area), 7.50%, 8/15/07 (FGIC)                       1,322,750
--------------------------------------------------------------------------------
        2,000,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 2003 A, (Senior
                   Lien), 5.00%, 9/1/12 (MBIA)                        2,162,140
--------------------------------------------------------------------------------
        1,080,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/13
                   (Ambac)                                            1,177,373
--------------------------------------------------------------------------------
        1,195,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/15
                   (Ambac)                                            1,309,828
--------------------------------------------------------------------------------
        1,165,000  Stockton Health Facilities Rev.,
                   Series 1997 A, (Dameron
                   Hospital Association), 5.20%,
                   12/1/07                                            1,193,612
--------------------------------------------------------------------------------
          705,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 3.50%, 10/15/06                        703,379
--------------------------------------------------------------------------------
          730,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 3.75%, 10/15/07                        727,095
--------------------------------------------------------------------------------
          755,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.00%, 10/15/08                        752,433
--------------------------------------------------------------------------------
          785,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.25%, 10/15/09                        787,928
--------------------------------------------------------------------------------
          820,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/10                        830,594
--------------------------------------------------------------------------------
          895,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/12                        929,252
--------------------------------------------------------------------------------
          985,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/14                      1,020,992
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,175,000  Turlock Irrigation District Rev.,
                   Series 2003 A, 5.00%, 1/1/13
                   (MBIA)                                          $  2,360,158
--------------------------------------------------------------------------------
        1,325,000  Upland COP, (San Antonio
                   Community Hospital), 5.75%,
                   1/1/07                                             1,340,569
--------------------------------------------------------------------------------
        1,000,000  Val Verde Unified School
                   District COP, 5.00%, 1/1/14
                   (FGIC)(2)                                          1,090,230
--------------------------------------------------------------------------------
        1,145,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/15,
                   Prerefunded at 100% of Par
                   (FGIC)(2)                                          1,274,545
--------------------------------------------------------------------------------
                                                                    131,184,964
--------------------------------------------------------------------------------
GUAM -- 3.1%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited
                   Obligation Rev., Series 2001 A,
                   5.00%, 12/1/09 (FSA)                               5,269,850
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 2.4%
--------------------------------------------------------------------------------
        1,425,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.00%, 6/1/06 (ACA)                        1,429,418
--------------------------------------------------------------------------------
        1,075,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                        1,096,489
--------------------------------------------------------------------------------
        1,430,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.75%, 6/1/10 (ACA)                        1,519,404
--------------------------------------------------------------------------------
                                                                      4,045,311
--------------------------------------------------------------------------------
PUERTO RICO -- 10.2%
--------------------------------------------------------------------------------
        1,500,000  Children's Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(2)                                          1,553,340
--------------------------------------------------------------------------------
        7,342,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.85%, 10/5/06 (Acquired
                   1/20/06, Cost $7,342,000)(4)                       7,335,319
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,586,640
--------------------------------------------------------------------------------
        3,025,000  Puerto Rico Highway &
                   Transportation Auth. Rev.,
                   Series 2003 AA, (Highway
                   Revenue Refunding Bonds),
                   5.00%, 7/1/07                                      3,081,447
--------------------------------------------------------------------------------
          525,000  Puerto Rico Highway &
                   Transportation Auth. Rev.,
                   Series 2003 AA, (Highway
                   Revenue Refunding Bonds),
                   5.00%, 7/1/07(2)                                     536,004
--------------------------------------------------------------------------------
        1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                                1,371,847
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.50%, 7/1/10                                      1,602,960
--------------------------------------------------------------------------------
                                                                     17,067,557
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.7%
--------------------------------------------------------------------------------
        $ 500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.00%, 10/1/14                      $    535,845
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/14                           542,585
--------------------------------------------------------------------------------
          170,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/15                           184,800
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   (Senior Lien Fund), 5.50%,
                   10/1/07                                            1,544,235
--------------------------------------------------------------------------------
                                                                      2,807,465
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $158,350,286)                                                 160,375,147
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 3.4%

CALIFORNIA -- 3.4%
--------------------------------------------------------------------------------
        2,550,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 B2, VRDN, 2.90%,
                   3/1/06 (SBBPA: Dexia Public
                   Finance Bank)                                      2,550,000
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

       $3,100,000  Orange County Sanitation
                   District COP, Series 2000 B,
                   VRDN, 2.90%, 3/1/06 (SBBPA:
                   Dexia Public Finance Bank)                      $  3,100,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $5,650,000)                                                     5,650,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(5)

           60,000  Federated California Municipal
                   Cash Trust
(Cost $60,000)                                                           60,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.9%
(Cost $164,060,286)                                                 166,085,147
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.1%                                  1,776,891
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $167,862,038
================================================================================

FUTURES CONTRACTS*

                             Expiration         Underlying Face      Unrealized
    Contracts Sold              Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
   90  U.S. Treasury
       10-Year Notes          June 2006           $9,711,563          $(29,031)
                                             ===================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.

XLCA = XL Capital Ltd.

(1) Security, or a portion thereof, has been segregated for futures contracts.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006, was
    $7,335,319, which represented 4.4% of total net assets.

(5) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

California Tax-Free Bond - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                  6 MONTHS(1)  1 YEAR    5 YEARS  10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
CALIFORNIA
TAX-FREE BOND       0.73%       2.81%     4.17%    4.71%     6.06%       11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL 5-YEAR
GO INDEX            0.58%       2.04%     4.29%    4.78%     6.55%(2)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
INTERMEDIATE
MUNICIPAL DEBT
FUNDS AVERAGE
RETURNS(3)          0.67%       2.34%     3.90%    4.48%     6.07%(4)      --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as of
2/28/06(3)           --       10 of 47  11 of 29  4 of 15   1 of 1(4)      --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as of
3/31/06(3)           --       14 of 47  10 of 29  3 of 15   1 of 1(4)      --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 10/31/83, the date nearest the fund's inception for which data are available.

(3) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 11/10/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Tax-Free Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 29, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
----------------------------------------------------------------------------------------------------
                      1997    1998    1999     2000*   2001    2002    2003    2004*   2005    2006
----------------------------------------------------------------------------------------------------
California
Tax-Free Bond         4.21%   7.60%   5.46%   -0.84%  10.17%   5.98%   6.54%   4.58%   1.05%   2.81%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index              4.76%   6.50%   5.72%    0.09%   9.51%   6.75%   7.50%   4.66%   0.64%   2.04%
----------------------------------------------------------------------------------------------------
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Tax-Free Bond - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

PERFORMANCE SUMMARY

California Tax-Free Bond (Cal Tax-Free Bond) returned 0.73%* for the six months ended February 28, 2006. By comparison, the Lehman Brothers Municipal 5-Year GO
Index returned 0.58% and the Lipper California Intermediate Municipal Debt Funds
average return was 0.67%. (See pages 18 and 19.)

Cal Tax-Free Bond remained a solid performer from a long-term standpoint: the fund's 10-year return ranked it among the top 30% of its Lipper group. We discuss the strategies that we employed to help the portfolio achieve its most recent six-month performance in the Portfolio Positioning & Strategy section on the next page.

YIELD SUMMARY

High current income that is exempt from California and federal income taxes and safety of principal are Cal Tax-Free Bond's key objectives. On the income front, the fund's 30-day SEC yield finished at 3.36%, up from 3.18% as of August 31,
2005. A backdrop of rising short-term interest rates helped to make that higher yield possible, but so too did our efforts to boost the portfolio's income stream by adding bonds offering more "carry" (e.g. higher yields).

ECONOMIC REVIEW

The U.S. economy demonstrated remarkable resiliency after Hurricanes Katrina and
Rita pounded the Gulf Coast and as energy costs soared. Third-quarter 2005 GDP growth was 4.1%, the highest since the first quarter of 2004. Though growth declined to 1.7% in the fourth quarter as the effects of the hurricanes and record-high energy prices took hold, the economy appeared to bounce back strongly in the first quarter of 2006.

Besides raising concerns about economic growth, the hurricanes and the energy-price spike also prompted inflation fears, especially when the overall consumer price index (CPI) increase for September 2005 was the highest since
March 1980. But overall CPI subsided and "core" CPI (without volatile food and energy prices) remained relatively stable. However, the Federal Reserve (the
Fed) remained vigilant to the inflation threat and determined to wring excess accommodation out of U.S. monetary policy. Continuing the rate hikes that began in June 2004, the Fed raised its overnight rate target from 3.50% to 4.50%, the highest since May 2001.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.9 yrs               9.6 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.7 yrs               4.7 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       3.36%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.94%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     5.15%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     5.53%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.70%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*Total returns for periods less than one year are not annualized.   (continued)

------

California Tax-Free Bond - Portfolio Commentary

BROAD BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher during the six-month period; the two-year Treasury yield rose from 3.82% to 4.68%.
Longer-term yields rose too, but not as much; the 30-year Treasury yield rose from 4.26% to 4.51%. A combination of strong demand for longer-maturity securities and faith in the Fed's ability to control inflation helped keep longer-term yields relatively low. With shorter-maturity Treasurys yielding more than longer-term, the curve used to illustrate Treasury yield levels at different maturities "inverted"-- from left to right, it pointed downward instead of upward, a phenomenon often associated with economic downturns.

MUNICIPAL MARKET REVIEW

Short-term municipal yields also rose more than longer-term municipal yields, but the municipal yield curve did not invert (in fact, it has never inverted).
This meant that municipal investors (unlike Treasury buyers) could still earn additional yield by taking on more maturity risk. This attracted investors and helped the municipal market generally outperform the taxable market. Municipals also benefited from improving economic conditions, leading to higher tax revenues and better credit quality for municipal issuers.

PORTFOLIO POSITIONING & STRATEGY

On the portfolio front, our main strategy during the six months centered on actively searching for bonds that offered more "carry." We worked closely with our seasoned municipal credit research team to locate these lower-credit-quality investment-grade bonds, which provided several key benefits: (1) the higher yields of these securities boosted Cal Tax-Free Bond's yield and therefore the fund's total return, (2) they helped to cushion the portfolio against the backdrop of rising short-term interest rates and bond yields, and (3) when found at what we considered to be undervalued levels, these securities offered the potential to appreciate due to credit-quality upgrades and boost Cal Tax-Free
Bond's returns. The results of those efforts are reflected in the Portfolio
Composition by Credit Rating table at left.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
AAA                                         70%                   72%
--------------------------------------------------------------------------------
AA                                           5%                    6%
--------------------------------------------------------------------------------
A                                            8%                    8%
--------------------------------------------------------------------------------
BBB                                         16%                   12%
--------------------------------------------------------------------------------
Not Rated                                    1%                    2%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                           22%
--------------------------------------------------------------------------------
Electric Revenue                                                  13%
--------------------------------------------------------------------------------
Prerefunded                                                       12%
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                     12%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                             8%
--------------------------------------------------------------------------------

------

California Tax-Free Bond - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.5%

CALIFORNIA -- 88.4%
--------------------------------------------------------------------------------
       $5,565,000  Acalanes Union High School
                   District GO, Series 2005 B,
                   5.25%, 8/1/24 (FSA)                             $  6,104,305
--------------------------------------------------------------------------------
        3,830,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)(1)                                          3,950,492
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,518,403
--------------------------------------------------------------------------------
        2,075,000  Alhambra Unified School
                   District GO, Series 2005 A,
                   (Election of 2004), 5.00%,
                   8/1/24 (FGIC)                                      2,217,200
--------------------------------------------------------------------------------
        1,580,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations
                   Rev., Series 2003 A, (Odd
                   Fellows Home), 5.00%,
                   11/15/08 (California
                   Mortgage Insurance)                                1,632,282
--------------------------------------------------------------------------------
        3,925,000  Banning Utility Auth. Rev.,
                   (Refunding and Improvement
                   Projects), 5.25%, 11/1/35
                   (FGIC)                                             4,271,107
--------------------------------------------------------------------------------
        1,085,000  California Department of Water
                   Resources Central Valley Rev.,
                   Series 1998 U, 5.125%,
                   12/1/08, Prerefunded at
                   101% of Par(1)                                     1,145,717
--------------------------------------------------------------------------------
        7,000,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2002 A, 5.375%,
                   5/1/12 (XLCA)                                      7,755,509
--------------------------------------------------------------------------------
        3,750,000  California Department of Water
                   Resources & Power Supply
                   Rev., Series 2002 A, 5.50%,
                   5/1/12                                             4,102,500
--------------------------------------------------------------------------------
        1,250,000  California Department of Water
                   Resources Rev., Series
                   2001 W, 5.50%, 12/1/17                             1,369,388
--------------------------------------------------------------------------------
        1,255,000  California Educational Facilities
                   Auth. Rev., (College Arts),
                   5.00%, 6/1/26                                      1,275,469
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,171,680
--------------------------------------------------------------------------------
        1,095,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,165,135
--------------------------------------------------------------------------------
        1,430,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/18                        1,487,886
--------------------------------------------------------------------------------
        1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University
                   Projects), 6.625%, 6/1/20                          1,748,310
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,500,000  California Educational Facilities
                   Auth. Rev., Series 2004 C,
                   (Lutheran University), 5.00%,
                   10/1/24                                         $  2,605,350
--------------------------------------------------------------------------------
        2,475,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (Mills College), 5.00%, 9/1/25                     2,574,718
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (University La Verne), 5.00%,
                   6/1/35 (GO of University)                          2,019,040
--------------------------------------------------------------------------------
        2,750,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (University of Redlands),
                   5.00%, 10/1/25                                     2,861,485
--------------------------------------------------------------------------------
        5,000,000  California GO, 7.50%, 10/1/07
                   (MBIA)                                             5,320,800
--------------------------------------------------------------------------------
          990,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             1,039,262
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09
                   (Ambac)                                            4,874,509
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10
                   (Ambac)                                            3,644,231
--------------------------------------------------------------------------------
        7,650,000  California GO, 5.25%, 10/1/10,
                   Prerefunded at 100% of Par
                   (FGIC-TCRS)(1)                                     8,248,382
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)                                             5,531,150
--------------------------------------------------------------------------------
        2,350,000  California GO, 5.25%, 10/1/14
                   (FGIC-TCRS)                                        2,513,184
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,118,000
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,046,640
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,137,726
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department General
                   Services - Butterfield),
                   5.00%, 6/1/23                                      2,105,080
--------------------------------------------------------------------------------
          650,000  California Special Districts
                   Association Finance Corp. COP,
                   Series 2005 RR, 5.00%,
                   8/1/25 (XLCA)                                        703,521
--------------------------------------------------------------------------------
        3,100,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.25%, 7/1/12,
                   Prerefunded at 101% of Par(1)                      3,400,266
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,500,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/12,
                   Prerefunded at 101% of Par(1)                   $  1,708,425
--------------------------------------------------------------------------------
        1,250,000  California State University
                   System Rev., Series 2002 A,
                   5.375%, 11/1/18 (Ambac)                            1,370,838
--------------------------------------------------------------------------------
        8,000,000  California Statewide
                   Communities Development
                   Auth. COP, (California Lutheran
                   Homes), 5.375%, 11/15/06(1)                        8,104,399
--------------------------------------------------------------------------------
        3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                      3,414,239
--------------------------------------------------------------------------------
        1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                               1,839,058
--------------------------------------------------------------------------------
        2,545,000  Capistrano Unified Public
                   Financing Auth. Special Tax
                   Rev., Series 1996 A, (First
                   Lien), 6.00%, 9/1/06 (Ambac)                       2,579,663
--------------------------------------------------------------------------------
        2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                      2,273,040
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)(1)                                   2,204,356
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,136,170
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation Rev., 6.00%, 9/1/08
                   (FSA)                                              1,260,114
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,483,977
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/16,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,208,749
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/17,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,125,958
--------------------------------------------------------------------------------
        1,000,000  Folsom Cordova Unified
                   School District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/15
                   (MBIA)                                             1,097,170
--------------------------------------------------------------------------------
        1,225,000  Folsom Cordova Unified
                   School District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/16
                   (MBIA)                                             1,345,344
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,225,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/14 (FSA)                   $  1,346,373
--------------------------------------------------------------------------------
        1,290,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/15 (FSA)                      1,417,813
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,645,517
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,810,453
--------------------------------------------------------------------------------
        1,150,000  Franklin-McKinley School
                   District GO, Series 2005 A,
                   (Election of 2004), 5.00%,
                   8/1/25 (FGIC)                                      1,226,038
--------------------------------------------------------------------------------
        2,550,000  Fremont Union High School
                   District GO, Series 2000 B,
                   5.25%, 9/1/10, Prerefunded
                   at 100% of Par(1)                                  2,752,827
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District
                   COP, (Electrical System),
                   6.50%, 11/1/07 (MBIA-IBC)                          7,622,317
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District
                   COP, (Water Systems),
                   5.50%, 7/1/16 (Ambac)                              1,821,412
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (Ambac)                             2,857,103
--------------------------------------------------------------------------------
          475,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   5.30%, 2/1/14                                        494,774
--------------------------------------------------------------------------------
          500,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   5.40%, 2/1/14                                        522,075
--------------------------------------------------------------------------------
        1,390,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/06                            1,395,532
--------------------------------------------------------------------------------
        1,480,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/07                            1,489,428
--------------------------------------------------------------------------------
        1,570,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/08                            1,581,021
--------------------------------------------------------------------------------
        1,680,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/09                            1,690,886
--------------------------------------------------------------------------------
        1,795,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/10                            1,804,729
--------------------------------------------------------------------------------
        1,000,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/11                              998,320
--------------------------------------------------------------------------------
        1,965,000  Loma Linda Rev., Series
                   2005 A, (University Medical
                   Center), 4.00%, 12/1/12                            1,954,212
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,030,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/16                                         $  2,141,549
--------------------------------------------------------------------------------
        1,030,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 5.30%,
                   7/1/13 (ACA)                                       1,080,357
--------------------------------------------------------------------------------
        1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA-IBC)                                 1,274,762
--------------------------------------------------------------------------------
        2,815,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Rev., Series 1997 A,
                   (Proposal A), 5.25%, 7/1/07,
                   Prerefunded at 101% of Par
                   (MBIA)(1)                                          2,914,595
--------------------------------------------------------------------------------
          185,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Rev., Series 1997 A,
                   (Proposal A), 5.25%, 7/1/12
                   (MBIA)                                               191,173
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/13 (FSA)                                       3,264,780
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/16 (FSA)                                       7,259,356
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             3,891,685
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/09, Prerefunded
                   at 101% of Par (MBIA)(1)                           3,360,493
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/10, Prerefunded
                   at 100% of Par (FGIC)(1)                           8,741,199
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                               5,378,700
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Unified School
                   District GO, Series 2003 F,
                   (Election of 1997), 5.00%,
                   7/1/16 (FSA)                                       3,229,590
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Unified School
                   District GO, Series 2006 F,
                   (Election of 2004), 5.00%,
                   7/1/18 (FGIC)                                      2,182,980
--------------------------------------------------------------------------------
        6,000,000  Los Angeles Unified School
                   District GO, Series 2006 F,
                   (Election of 2004), 5.00%,
                   7/1/19 (FGIC)                                      6,532,980
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/12,
                   Prerefunded at 101% of Par
                   (FSA)(1)                                        $  1,541,315
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 1992 B, 8.00%, 7/1/08(1)                    3,307,530
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.125%,
                   7/1/09(1)                                          3,089,535
--------------------------------------------------------------------------------
        1,520,000  Mojave Unified School District
                   No. 1 Facilities Improvement
                   GO, 5.25%, 8/1/20 (FGIC)                           1,651,328
--------------------------------------------------------------------------------
        1,100,000  Mojave Water Agency
                   Improvement District GO,
                   (Morongo Basin), 5.40%,
                   9/1/08 (FGIC)                                      1,132,923
--------------------------------------------------------------------------------
        1,485,000  Mountain View COP, (Capital
                   Projects), 5.25%, 8/1/18                           1,603,681
--------------------------------------------------------------------------------
        4,900,000  Norco Redevelopment Agency
                   Tax Allocation Rev., 5.00%,
                   3/1/26 (Ambac)                                     5,155,780
--------------------------------------------------------------------------------
        4,565,000  Oceanside Community
                   Development Commission Rev.,
                   (Downtown Redevelopment),
                   5.20%, 9/1/17                                      4,689,670
--------------------------------------------------------------------------------
        1,310,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/12 (Ambac)                              1,411,329
--------------------------------------------------------------------------------
          995,000  Ontario Redevelopment
                   Financing Auth. Local Agency
                   Rev., Series 1995 A, 5.80%,
                   9/2/06 (FSA)                                         997,239
--------------------------------------------------------------------------------
        1,275,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,  (No.
                   04-1-Ladera Ranch),
                   4.35%, 8/15/15                                     1,257,380
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08 (Ambac)                                    2,310,577
--------------------------------------------------------------------------------
        1,805,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/15 (Ambac)                             1,992,413
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/16 (Ambac)                             1,105,010
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/17 (Ambac)                             3,324,455
--------------------------------------------------------------------------------
        1,720,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             1,780,252
--------------------------------------------------------------------------------
          500,000  Palo Verde Community College
                   District No. 2004-1 GO, 6.00%,
                   8/1/30 (RADIAN)                                      570,940
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Placentia COP, (Improvement),
                   5.45%, 7/1/25                                   $  1,000,400
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      1,923,476
--------------------------------------------------------------------------------
        1,720,000  Poway Redevelopment Agency
                   Tax Allocation Rev., (Paguay),
                   5.25%, 6/15/26 (Ambac)                             1,842,447
--------------------------------------------------------------------------------
        1,650,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 6-4),
                   5.125%, 9/1/35                                     1,669,817
--------------------------------------------------------------------------------
        1,060,000  Redding Joint Powers
                   Financing Auth. Electric
                   System Rev., Series 1996 A,
                   6.25%, 6/1/07 (MBIA)                               1,097,471
--------------------------------------------------------------------------------
        1,010,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.30%, 5/15/06                             1,011,414
--------------------------------------------------------------------------------
        8,000,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (Ambac)                                            9,142,559
--------------------------------------------------------------------------------
        4,045,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall), 5.25%, 12/1/12,
                   Prerefunded at 100% of Par
                   (FSA)(1)                                           4,446,588
--------------------------------------------------------------------------------
        1,245,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall), 5.25%, 12/1/15
                   (FSA)                                              1,362,267
--------------------------------------------------------------------------------
        1,430,000  Sacramento City Financing
                   Auth. Tax Allocation Rev.,
                   Series 2005 A, 5.00%,
                   12/1/24 (FGIC)                                     1,522,492
--------------------------------------------------------------------------------
        1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(1)                                          1,894,007
--------------------------------------------------------------------------------
        3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (Ambac)                                            3,602,328
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,452,697
--------------------------------------------------------------------------------
        5,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center), 5.75%, 8/1/07 (MBIA)                      5,167,750
--------------------------------------------------------------------------------
        3,500,000  San Bernardino County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2005 A,
                   (San Sevaine), 5.00%, 9/1/25
                   (RADIAN)                                           3,639,650
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County
                   COP, Series 2002 B, 5.50%,
                   1/1/15 (Ambac)                                     1,869,907
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,790,000  San Buenaventura County
                   COP, Series 2002 B, 5.50%,
                   1/1/16 (Ambac)                                  $  1,981,673
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.70%,
                   11/1/17                                            2,169,522
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.80%,
                   11/1/21                                            2,813,548
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (North Park), 5.90%, 9/1/25                        1,546,534
--------------------------------------------------------------------------------
        2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                             2,357,264
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               3,031,134
--------------------------------------------------------------------------------
        1,500,000  San Mateo Union High School
                   District GO, 5.00%, 9/1/24
                   (FSA)                                              1,594,485
--------------------------------------------------------------------------------
        3,350,000  Santa Barbara County GO,
                   5.375%, 10/1/17 (Ambac)                            3,683,995
--------------------------------------------------------------------------------
        2,075,000  Santa Clara Valley Water
                   District Rev., Series 2000 A,
                   5.20%, 2/1/13                                      2,213,714
--------------------------------------------------------------------------------
        1,120,000  Santa Fe Springs Community
                   Development Commission Rev.,
                   Series 2002 A, 5.375%,
                   9/1/16 (MBIA)                                      1,214,898
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,385,013
--------------------------------------------------------------------------------
        3,195,000  Sequoia Union High School
                   District GO, Series 2005 B,
                   (Election), 5.00%, 7/1/24
                   (FSA)                                              3,431,047
--------------------------------------------------------------------------------
        2,400,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/19                          2,484,096
--------------------------------------------------------------------------------
        2,130,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/22                          2,190,726
--------------------------------------------------------------------------------
        1,310,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/17
                   (Ambac)                                            1,421,612
--------------------------------------------------------------------------------
        1,445,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/19
                   (Ambac)                                            1,558,519
--------------------------------------------------------------------------------
        2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (GIC: PNC Bank)                             2,229,300
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%,
                   7/1/17 (FSA)                                       5,426,900
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%,
                   7/1/18 (FSA)                                    $  3,608,889
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/11, Prerefunded at 101%
                   of Par (Ambac)(1)                                  2,198,274
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.40%, 9/1/15                              2,906,533
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.50%, 9/1/16                                341,426
--------------------------------------------------------------------------------
        1,800,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (Ambac)                              1,864,476
--------------------------------------------------------------------------------
        1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/14, Prerefunded
                   at 101% of Par (FSA)(1)                            1,169,186
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/15, Prerefunded
                   at 101% of Par (FSA)(1)                            1,228,728
--------------------------------------------------------------------------------
        1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/16, Prerefunded
                   at 101% of Par (FSA)(1)                            1,293,683
--------------------------------------------------------------------------------
        3,665,000  Sweetwater Union High School
                   District Special Tax Rev.,
                   Series 2005 A, 5.00%, 9/1/25
                   (FSA)                                              3,885,523
--------------------------------------------------------------------------------
          855,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/11                        863,559
--------------------------------------------------------------------------------
        1,035,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/15                      1,108,371
--------------------------------------------------------------------------------
        1,090,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/16                      1,164,055
--------------------------------------------------------------------------------
        1,150,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/17                      1,223,899
--------------------------------------------------------------------------------
        1,000,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/17,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,113,140
--------------------------------------------------------------------------------
        2,505,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/19,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          2,788,416
--------------------------------------------------------------------------------
        2,640,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/20,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          2,938,690
--------------------------------------------------------------------------------
        1,415,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/22,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,575,093
--------------------------------------------------------------------------------
        1,000,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/23,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,113,140
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,980,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/24,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                        $ 3,317,157
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing Auth. COP, 4.75%,
                   8/15/11 (FSA)                                      3,120,300
--------------------------------------------------------------------------------
        2,010,000  Western Riverside County
                   Trust & Wastewater Finance
                   Auth. Rev., Series 2005 A,
                   5.00%, 9/1/25                                      2,106,058
--------------------------------------------------------------------------------
          520,000  Woodland Wastewater System
                   COP, 6.00%, 3/1/06 (Ambac)                           520,114
--------------------------------------------------------------------------------
                                                                    386,434,573
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 0.7%
--------------------------------------------------------------------------------
        1,485,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,534,421
--------------------------------------------------------------------------------
        1,555,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,622,207
--------------------------------------------------------------------------------
                                                                      3,156,628
--------------------------------------------------------------------------------
PUERTO RICO -- 8.9%
--------------------------------------------------------------------------------
        5,000,000  Children's Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(1)                                          5,177,800
--------------------------------------------------------------------------------
        5,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.42%, 3/6/06 (Acquired
                   2/1/06, Cost $5,000,000)(2)                        4,999,750
--------------------------------------------------------------------------------
        1,500,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.90%, 8/4/06 (Acquired
                   2/23/06, Cost $1,500,000)(2)                       1,499,550
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series
                   1998 A, 5.50%, 7/1/08
                   (Ambac)                                            3,141,540
--------------------------------------------------------------------------------
        3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                              4,060,084
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                2,925,385
--------------------------------------------------------------------------------
        3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                                3,531,527
--------------------------------------------------------------------------------
        1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/09, Prerefunded
                   at 101% of Par (FSA)(1)                            1,583,400
--------------------------------------------------------------------------------
        3,325,000  Puerto Rico Municipal Finance
                   Agency GO, Series 2005 A,
                   5.25%, 8/1/25                                      3,575,539
--------------------------------------------------------------------------------
        3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (Ambac)                              3,361,209
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Bond - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.25%, 7/1/11                                   $  4,982,703
--------------------------------------------------------------------------------
                                                                     38,838,487
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.5%
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/22                           537,705
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/23                           536,585
--------------------------------------------------------------------------------
        1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   5.50%, 10/1/13                                     1,093,365
--------------------------------------------------------------------------------
                                                                      2,167,655
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $413,349,815)                                                 430,597,343
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.1%

CALIFORNIA -- 0.1%
--------------------------------------------------------------------------------
        $ 475,000  California Department of Water
                   Resources Rev., Series
                   2005 F5, VRDN, 3.03%,
                   3/1/06 (LOC:
                   Citibank N.A.)
(Cost $475,000)                                                    $    475,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          665,000  Federated California Municipal
                   Cash Trust
(Cost $665,000)                                                         665,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $414,489,815)                                                 431,737,343
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                  5,115,768
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $436,853,111
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporationn

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FGIC-TCRS = Financial Guaranty Insurance Co. -- Transferable Custodial Receipts

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006 was
    $6,499,300, which represented 1.5% of total net assets.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                  6 MONTHS(1)  1 YEAR    5 YEARS  10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
CALIFORNIA
LONG-TERM
TAX-FREE            1.05%       3.77%     5.08%     5.47%     7.27%      11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM
MUNICIPAL
BOND INDEX          1.60%       6.58%     7.05%     6.81%     9.09%(2)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT
FUNDS AVERAGE
RETURNS(3)          0.96%       4.04%     4.83%     5.18%     7.28%(4)      --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as of
2/28/06(3)            --      74 of 122  35 of 96  23 of 68  1 of 1(4)      --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking as of
3/31/06(3)            --      60 of 122  37 of 98  19 of 68  1 of 1(4)      --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 10/31/83, the date nearest the fund's inception for which data are available.

(3) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 11/10/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Long-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 29, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
----------------------------------------------------------------------------------------------------
                    1997     1998    1999     2000*    2001    2002    2003    2004*   2005    2006
----------------------------------------------------------------------------------------------------
California
Long-Term
Tax-Free            5.01%    9.67%   6.17%   -4.68%   14.08%   6.68%   6.62%   5.95%   2.46%   3.77%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index          6.18%   11.46%   6.40%   -6.23%   16.39%   7.18%   8.03%   7.70%   5.79%   6.58%
----------------------------------------------------------------------------------------------------
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Long-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGERS: DAVID MACEWEN AND ROBERT MILLER

PERFORMANCE SUMMARY

California Long-Term Tax-Free (Cal Long-Term) returned 1.05%* for the six months ended February 28, 2006. By comparison, the Lehman Brothers Long-Term Municipal
Bond Index returned 1.60% and the Lipper California Municipal Debt Funds average return was 0.96%. (See pages 28 and 29.)

Although the fund outperformed its Lipper group average, and ranked among the top 37% of its Lipper peer group for the trailing five and 10 years, it underperformed the Lehman index for the six-month reporting period. That underperformance was tied to the index's comparatively longer duration and the outperformance of very long-term municipal securities. Unlike the yields on short- and intermediate-term California municipal bonds, which rose, yields on municipal bonds maturing in 20 or more years finished relatively unchanged.

YIELD SUMMARY

High current income that is exempt from California and federal income taxes and safety of principal are Cal Long-Term's key objectives. On the income front, the fund's 30-day SEC yield finished at 3.72%, up from 3.58% as of August 31, 2005.
A backdrop of rising short-term interest rates helped to make that higher yield possible, but so too did our efforts to boost the portfolio's income stream by adding bonds offering more "carry" (e.g. higher yields).

ECONOMIC REVIEW

The U.S. economy demonstrated remarkable resiliency after Hurricanes Katrina and
Rita pounded the Gulf Coast and as energy costs soared. Third-quarter 2005 GDP growth was 4.1%, the highest since the first quarter of 2004. Though growth declined to 1.7% in the fourth quarter as the effects of the hurricanes and record-high energy prices took hold, the economy appeared to bounce back strongly in the first quarter of 2006.

Besides raising concerns about economic growth, the hurricanes and the energy-price spike also prompted inflation fears, especially when the overall consumer price index (CPI) increase for September 2005 was the highest since
March 1980. But overall CPI subsided and "core" CPI (without volatile food and energy prices) remained relatively stable. However, the Federal Reserve (the
Fed) remained vigilant to the inflation threat

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  16.5 yrs              17.9 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 5.7 yrs               5.7 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                      3.72%
--------------------------------------------------------------------------------
   30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    5.47%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    5.70%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    6.12%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    6.31%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*Total returns for periods less than one year are not annualized.   (continued)

------

California Long-Term Tax-Free - Portfolio Commentary

and determined to wring excess accommodation out of U.S. monetary policy.
Continuing the rate hikes that began in June 2004, the Fed raised its overnight rate target from 3.50% to 4.50%, the highest since May 2001.

BROAD BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher during the six-month period; the two-year Treasury yield rose from 3.82% to 4.68%.
Longer-term yields rose too, but not as much; the 30-year Treasury yield rose from 4.26% to 4.51%. A combination of strong demand for longer-maturity securities and faith in the Fed's ability to control inflation helped keep longer-term yields relatively low. With shorter-maturity Treasurys yielding more than longer-term, the curve used to illustrate Treasury yield levels at different maturities "inverted"-- from left to right, it pointed downward instead of upward, a phenomenon often associated with economic downturns.

MUNICIPAL MARKET REVIEW

Short-term municipal yields also rose more than longer-term municipal yields, but the municipal yield curve did not invert (in fact, it has never inverted).
This meant that municipal investors (unlike Treasury buyers) could still earn additional yield by taking on more maturity risk. This attracted investors and helped the municipal market generally outperform the taxable market. Municipals also benefited from improving economic conditions, leading to higher tax revenues and better credit quality for municipal issuers.

PORTFOLIO POSITIONING & STRATEGY

On the portfolio front, our main strategy during the six months centered on actively searching for bonds that offered more "carry." We worked closely with our seasoned municipal credit research team to locate these lower-credit-quality investment-grade bonds, which provided several key benefits: (1) the higher yields of these securities boosted Cal Long-Term's yield and therefore the fund's total return, (2) they helped to cushion the portfolio against the backdrop of rising short-term interest rates and bond yields, and (3) when found at what we considered to be undervalued levels, these securities offered the potential to appreciate due to credit-quality upgrades and boost Cal Long-Term's returns.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
AAA                                         62%                   69%
--------------------------------------------------------------------------------
AA                                           9%                    8%
--------------------------------------------------------------------------------
A                                            7%                   11%
--------------------------------------------------------------------------------
BBB                                         18%                   10%
--------------------------------------------------------------------------------
Not Rated                                    4%                    2%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                     21%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                            13%
--------------------------------------------------------------------------------
General Obligation (GO)                                           11%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                           10%
--------------------------------------------------------------------------------
Hospital Revenue                                                   8%
--------------------------------------------------------------------------------

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.0%

CALIFORNIA -- 92.2%
--------------------------------------------------------------------------------
      $ 5,235,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A,
                   (Municipal Facilities), 5.50%,
                   1/1/32 (MBIA)                                   $  5,620,108
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/22 (MBIA)                                      5,136,544
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/27 (MBIA)                                      6,493,447
--------------------------------------------------------------------------------
        1,395,000  Avenal Public Financing Auth.
                   Rev., 5.00%, 9/1/25                                1,432,707
--------------------------------------------------------------------------------
          710,000  Avenal Public Financing Auth.
                   Rev., 5.00%, 9/1/36                                  711,328
--------------------------------------------------------------------------------
          820,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (Ambac)                                              981,097
--------------------------------------------------------------------------------
        4,135,000  Bell Community
                   Redevelopment Agency Tax
                   Allocation Rev., (Bell
                   Redevelopment Project Area),
                   5.625%, 10/1/33 (RADIAN)                           4,442,189
--------------------------------------------------------------------------------
        5,195,000  Bell GO, (Election 2003),
                   5.00%, 8/1/34 (MBIA)                               5,452,932
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/17 (FSA)                                       1,314,776
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/18 (FSA)                                       1,314,776
--------------------------------------------------------------------------------
        3,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               4,204,375
--------------------------------------------------------------------------------
        2,000,000  California Department of
                   Water Resources Rev., Series
                   2005 AC, (System Central
                   Various), 5.00%, 12/1/25
                   (MBIA)                                             2,125,900
--------------------------------------------------------------------------------
        3,625,000  California Department of Water
                   Resources Rev., Series
                   2005 AC, (System Central
                   Various), 5.00%, 12/1/26
                   (MBIA)                                             3,850,475
--------------------------------------------------------------------------------
        7,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.00%, 10/1/36                        7,050,050
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., (University of
                   Pacific), 5.25%, 11/1/34                           2,112,060
--------------------------------------------------------------------------------
        8,570,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27                                            9,165,186
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,920,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/32                                         $  2,052,922
--------------------------------------------------------------------------------
        1,220,000  California Educational Facilities
                   Auth. Rev., Series 2004 C,
                   (Lutheran University), 5.00%,
                   10/1/29                                            1,259,943
--------------------------------------------------------------------------------
        2,320,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (Mills College), 5.00%, 9/1/34                     2,379,137
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (University La Verne), 5.00%,
                   6/1/35 (GO of University)                          2,019,040
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (University of Redlands),
                   5.00%, 10/1/35                                     2,051,260
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%,
                   10/1/11 (Ambac)                                    3,395,880
--------------------------------------------------------------------------------
        5,000,000  California Health Facilities
                   Financing Auth. Rev.,
                   (Cedars-Sinai Medical Center),
                   5.00%, 11/15/34                                    5,113,600
--------------------------------------------------------------------------------
        3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(1)                                  2,608,650
--------------------------------------------------------------------------------
          240,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage
                   Insurance)                                           240,626
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(2)                      6,241,541
--------------------------------------------------------------------------------
            5,000  California Housing Finance
                   Agency Single Family
                   Mortgage Rev., Series 1998 C4,
                   5.65%, 8/1/16                                          5,031
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (Ambac)                             4,334,640
--------------------------------------------------------------------------------
        6,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department of General
                   Services - Butterfield),
                   5.25%, 6/1/30                                      6,391,020
--------------------------------------------------------------------------------
        2,400,000  California Public Works Board
                   Rev., Series 2003 C,
                   (Department Corrections),
                   5.00%, 6/1/24                                      2,502,432
--------------------------------------------------------------------------------
        3,925,000  California Statewide
                   Communities Development
                   Auth. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)(2)                                    4,225,106
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $14,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (Ambac)(3)                               $ 15,693,494
--------------------------------------------------------------------------------
        6,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Sutter Health), 5.00%,
                   11/15/43                                           6,680,375
--------------------------------------------------------------------------------
        1,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Thomas Jefferson School of
                   Law), 4.875%, 10/1/35                              1,007,580
--------------------------------------------------------------------------------
        6,060,000  Campbell Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%,
                   10/1/32 (Ambac)                                    6,348,032
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              5,895,920
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,810,381
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing Auth.
                   Local Obligation Rev., Series
                   1998 A, 6.375%, 9/15/21
                   (Ambac)                                            1,665,325
--------------------------------------------------------------------------------
       13,500,000  Compton Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1995 A,
                   6.50%, 8/1/13 (FSA)(3)                            13,804,424
--------------------------------------------------------------------------------
        2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                         2,735,578
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,832,221
--------------------------------------------------------------------------------
        2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (Ambac)                                    2,440,944
--------------------------------------------------------------------------------
        3,590,000  Fontana Redevelopment
                   Agency Tax Allocation Rev.,
                   (Sierra Corridor), 5.50%,
                   9/1/34                                             3,764,618
--------------------------------------------------------------------------------
        1,975,000  Fresno Sewer Rev., Series
                   1993 A1, 6.25%, 9/1/14
                   (Ambac)                                            2,333,087
--------------------------------------------------------------------------------
        9,350,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (Ambac)                                    10,168,966
--------------------------------------------------------------------------------
        1,815,000  Kern High School District GO,
                   7.15%, 8/1/14 (MBIA)(2)                            2,256,009
--------------------------------------------------------------------------------
        1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)(2)                                          1,567,143
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)(2)                                       $  3,741,151
--------------------------------------------------------------------------------
        1,250,000  Lancaster Financing Auth.
                   Rev., (Projects No. 5 & 6),
                   5.60%, 2/1/34                                      1,316,488
--------------------------------------------------------------------------------
        1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/10, Prerefunded at 101%
                   of Par (FSA)(2)                                    1,500,794
--------------------------------------------------------------------------------
        2,240,000  Lodi Unified School District
                   COP, Series 2005 A, (Aspire),
                   5.00%, 8/1/32 (FGIC)                               2,341,382
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/21                                            1,685,491
--------------------------------------------------------------------------------
        1,560,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 A,
                   6.45%, 7/1/17 (Ambac)                              1,577,316
--------------------------------------------------------------------------------
        8,500,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA3, (Power Systems),
                   5.25%, 7/1/24                                      8,548,535
--------------------------------------------------------------------------------
        6,750,000  Los Angeles Unified School
                   District GO, Series 2006 F,
                   (Election of 2004), 5.00%,
                   7/1/19 (FGIC)                                      7,349,603
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Unified School
                   District GO, Series 2006 F,
                   (Election of 2004), 5.00%,
                   7/1/20 (FGIC)                                      5,426,450
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,332,239
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (Ambac)                        1,961,918
--------------------------------------------------------------------------------
        9,925,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(2)                           11,936,995
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FSA)(2)                                           1,194,035
--------------------------------------------------------------------------------
        1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)                                              1,766,590
--------------------------------------------------------------------------------
        6,000,000  Northern Inyo County Local
                   Hospital District GO, 5.60%,
                   8/1/35                                             6,477,960
--------------------------------------------------------------------------------
        6,110,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (Ambac)                                     6,653,423
--------------------------------------------------------------------------------
        1,680,000  Oceanside COP, Series 2003 A,
                   5.25%, 4/1/17 (Ambac)                              1,817,659
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 7,130,000  Ontario COP, (Water System
                   Improvement), 5.00%, 7/1/29
                   (MBIA)                                          $  7,453,488
--------------------------------------------------------------------------------
        4,650,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A,  (No.
                   04-1-Ladera Ranch),
                   5.20%, 8/15/34                                     4,679,342
--------------------------------------------------------------------------------
        2,000,000  Orange County Special
                   Assessment, 5.00%, 9/2/28                          1,995,960
--------------------------------------------------------------------------------
        2,000,000  Orange County Special
                   Assessment, 5.10%, 9/2/33                          1,993,820
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,708,964
--------------------------------------------------------------------------------
        2,550,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%,
                   1/1/18                                             2,922,377
--------------------------------------------------------------------------------
        2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water
                   Systems), 5.50%, 5/1/29
                   (MBIA)                                             2,923,425
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (Ambac)                                    1,208,806
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School
                   District GO, Series 2000 A,
                   6.55%, 8/1/29 (MBIA)                               1,311,960
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School
                   District GO, Series 2001 A,
                   6.15%, 8/1/30 (MBIA)                               1,227,070
--------------------------------------------------------------------------------
        1,110,000  Poway Redevelopment Agency
                   Tax Allocation, (Paguay
                   Redevelopment), 5.375%,
                   12/15/20 (Ambac)                                   1,210,566
--------------------------------------------------------------------------------
        5,525,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 6-4),
                   5.125%, 9/1/35                                     5,591,355
--------------------------------------------------------------------------------
          585,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                                586,281
--------------------------------------------------------------------------------
        2,500,000  Riverside County COP, Series
                   2005 A, (Family Law), 5.00%,
                   11/1/36 (FGIC)                                     2,616,000
--------------------------------------------------------------------------------
        5,000,000  Riverside County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2004 A,
                   (Housing), 5.00%, 10/1/37
                   (XLCA)                                             5,188,200
--------------------------------------------------------------------------------
        1,580,000  Riverside County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2004 A,
                   5.00%, 8/1/28 (FGIC)                               1,657,989
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (Ambac)                                            1,714,230
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/10,
                   Prerefunded at 101% of Par(2)                      2,104,240
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax
                   Rev., Series 1997 A, 6.00%,
                   9/1/16 (FSA)                                    $  1,174,440
--------------------------------------------------------------------------------
       10,400,000  San Diego County COP, Linked
                   Security, ARC, YCC, 5.625%,
                   9/1/12 (Ambac)                                    11,219,727
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/29, Prerefunded at 101%
                   of Par(2)                                          5,087,435
--------------------------------------------------------------------------------
        5,000,000  San Diego County COP,
                   (Burnham Institute for
                   Medical Research), 5.00%,
                   9/1/34(4)                                          5,058,050
--------------------------------------------------------------------------------
        5,185,000  San Francisco City & County
                   Redevelopment Financing
                   Auth. Tax Allocation Rev.,
                   (Mission Bay North Project D),
                   5.00%, 8/1/35                                      5,247,324
--------------------------------------------------------------------------------
        1,955,000  San Jose Unified School
                   District GO, Series 2005 B,
                   (Election 2002), 5.00%,
                   8/1/29 (FGIC)                                      2,071,733
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A,
                   (Tax Increment Project Area 3),
                   6.75%, 10/1/30, Prerefunded
                   at 102% of Par(2)                                  3,135,608
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,216,477
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               4,790,760
--------------------------------------------------------------------------------
        3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (Ambac)                             3,692,513
--------------------------------------------------------------------------------
        2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                       2,496,520
--------------------------------------------------------------------------------
        1,285,000  Santa Rosa Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%, 8/1/25
                   (Ambac)                                            1,361,727
--------------------------------------------------------------------------------
        1,150,000  Santa Rosa Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%, 8/1/27
                   (Ambac)                                            1,214,998
--------------------------------------------------------------------------------
        2,470,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/25                          2,525,674
--------------------------------------------------------------------------------
        2,430,000  Sierra Joint Community
                   College District GO, Series
                   2005 A, 5.00%, 8/1/29 (FGIC)                       2,560,491
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   Corp. Rev., (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (Ambac)                                            2,805,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,705,000  South Gate COP, Series
                   2002 A, 5.50%, 9/1/21
                   (Ambac)                                         $  3,001,008
--------------------------------------------------------------------------------
        2,000,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project
                   No. 1), 5.75%, 9/1/22 (XLCA)                       2,250,240
--------------------------------------------------------------------------------
        2,315,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/28
                   (Ambac)                                            2,443,969
--------------------------------------------------------------------------------
        7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12
                   (FSA) (GIC: PNC Bank)                              8,612,900
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13
                   (FSA) (GIC: PNC Bank)                              4,435,530
--------------------------------------------------------------------------------
        2,000,000  Southern Orange County
                   Finance Auth. Special Tax
                   Rev., Series 1994 A, 7.00%,
                   9/1/11 (MBIA)                                      2,340,060
--------------------------------------------------------------------------------
        1,370,000  Stanton Redevelopment
                   Agency Tax Allocation Rev.,
                   (Community Development),
                   5.45%, 12/1/17 (Ambac)                             1,390,961
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities
                   Auth. Rev., Series 1997 A,
                   (Dameron Hospital
                   Association), 5.70%, 12/1/14                       2,971,980
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,052,940
--------------------------------------------------------------------------------
        2,885,000  Torrance COP, Series 2005 B,
                   (Refinancing & Public
                   Improvement), 5.25%, 6/1/34
                   (Ambac)                                            3,090,412
--------------------------------------------------------------------------------
        1,215,000  Turlock COP, (Emanuel
                   Medical Center Inc.), 5.50%,
                   10/15/18                                           1,291,120
--------------------------------------------------------------------------------
        1,285,000  Turlock COP, (Emanuel
                   Medical Center Inc.), 5.50%,
                   10/15/19                                           1,364,195
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      2,924,800
--------------------------------------------------------------------------------
        1,000,000  University of California Rev.,
                   Series 2004 A, (UCLA Medical
                   Center), 5.50%, 5/15/24
                   (Ambac)                                            1,098,540
--------------------------------------------------------------------------------
        1,000,000  University of California Rev.,
                   Series 2005 F, 4.75%,
                   5/15/35 (FSA)                                      1,018,660
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (Ambac)(2)                           1,602,794
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(2)                                   $  3,356,730
--------------------------------------------------------------------------------
        1,675,000  Western Riverside County
                   Trust & Wastewater Finance
                   Auth. Rev., Series 2005 A,
                   5.00%, 9/1/35                                      1,731,347
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (Ambac)                                     5,048,498
--------------------------------------------------------------------------------
                                                                    422,640,388
--------------------------------------------------------------------------------
PUERTO RICO -- 6.8%
--------------------------------------------------------------------------------
        4,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.42%, 3/6/06 (Acquired
                   2/1/06, Cost $4,000,000)(5)                        3,999,800
--------------------------------------------------------------------------------
       23,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.85%, 10/3/06 (Acquired
                   1/17/06, Cost $23,000,000)(5)                     22,979,300
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,389,280
--------------------------------------------------------------------------------
                                                                     31,368,380
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $427,200,339)                                                 454,008,768
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES -- 0.2%

CALIFORNIA -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 8.24%, 4/22/09
                   (FGIC)(6)
(Cost $1,021,042)                                                     1,134,720
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.9%

CALIFORNIA -- 0.9%
--------------------------------------------------------------------------------
        3,925,000  California Department of Water
                   Resources Rev., Series
                   2005 F5, VRDN, 3.03%,
                   3/1/06 (LOC: Citibank N.A.)                        3,925,000
--------------------------------------------------------------------------------
           75,000  California GO, Series 2004-3A,
                   (Daily Kindergarten University),
                   VRDN, 3.00%, 3/1/06 (LOC:
                   Citibank N.A. and California
                   State Teacher's Retirement)                           75,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $4,000,000)                                                     4,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(7)

           29,000  Federated California Municipal
                   Cash Trust
(Cost $29,000)                                                     $     29,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $432,250,381)                                                 459,172,488
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%                                 (430,381)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $458,742,107
================================================================================

SWAP AGREEMENTS*
                                                                     Unrealized
Notional Amount     Description of Agreement       Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
  $13,000,000    Receive semiannually a variable    December 2010     $(141,828)
                 rate based on the weekly Bond                     =============
                 Market Association Index and pay
                 semiannually a fixed rate equal
                 to 3.913% with Morgan Stanley
                 Capital Services, Inc.

*SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

ARC = Auction Rate Certificate

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.

XLCA = XL Capital Ltd.

YCC = Yield Curve Certificate

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security, or a portion thereof, has been segregated for a when-issued security and/or swap agreement.

(4) When-issued security.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006, was
    $26,979,100, which represented 5.9% of total net assets.

(6) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

(7) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2005 to February 28,
2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     9/1/05 -        EXPENSE
                        9/1/05          2/28/06         2/28/06        RATIO*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,011.90         $2.59          0.52%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,022.22         $2.61          0.52%
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,009.50         $2.44          0.49%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,022.36         $2.46          0.49%
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE BOND INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,007.30         $2.44          0.49%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,022.36         $2.46          0.49%
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,010.50         $2.44          0.49%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,022.36         $2.46          0.49%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

FEBRUARY 28, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA      CALIFORNIA                     CALIFORNIA
                                         TAX-FREE      LIMITED-TERM    CALIFORNIA       LONG-TERM
                                       MONEY MARKET      TAX-FREE     TAX-FREE BOND      TAX-FREE
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $515,483,949,
$164,060,286, $414,489,815
and $432,250,381, respectively)        $515,483,949    $166,085,147    $431,737,343    $459,172,488
------------------------------------
Cash                                        765,094              --              --              --
------------------------------------
Receivable for capital shares sold               --         211,378         185,496         105,761
------------------------------------
Interest receivable                       2,522,156       1,793,691       5,682,632       5,604,380
------------------------------------
Prepaid portfolio insurance                  90,565              --              --              --
----------------------------------------------------------------------------------------------------
                                        518,861,764     168,090,216     437,605,471     464,882,629
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                           --          46,134         271,377         289,897
------------------------------------
Payable for investments purchased                --              --              --       5,043,450
------------------------------------
Payable for variation margin
on futures contracts                             --          28,127              --              --
------------------------------------
Unrealized depreciation
on swap agreements                               --              --              --         141,828
------------------------------------
Accrued management fees                     195,943          62,965         162,050         170,853
------------------------------------
Dividends payable                            53,170          90,952         318,933         494,494
----------------------------------------------------------------------------------------------------
                                            249,113         228,178         752,360       6,140,522
----------------------------------------------------------------------------------------------------

NET ASSETS                             $518,612,651    $167,862,038    $436,853,111    $458,742,107
====================================================================================================
CAPITAL SHARES
----------------------------------------------------------------------------------------------------
Outstanding (unlimited
number of shares authorized)            518,694,076      16,068,229      39,068,952      40,197,120
====================================================================================================

NET ASSET VALUE PER SHARE                     $1.00          $10.45          $11.18          $11.41
====================================================================================================
NET ASSETS CONSIST OF:
------------------------------------
Capital paid in                        $518,694,076    $167,137,410    $420,115,251    $431,130,228
------------------------------------
Accumulated undistributed
net realized gain (loss) on
investment transactions                     (81,425)     (1,271,202)       (509,668)        831,600
------------------------------------
Net unrealized appreciation
on investments                                   --       1,995,830      17,247,528      26,780,279
----------------------------------------------------------------------------------------------------
                                       $518,612,651    $167,862,038    $436,853,111    $458,742,107
====================================================================================================

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA      CALIFORNIA                     CALIFORNIA
                                         TAX-FREE      LIMITED-TERM    CALIFORNIA       LONG-TERM
                                       MONEY MARKET      TAX-FREE     TAX-FREE BOND      TAX-FREE
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
------------------------------------
Interest                                 $8,215,759     $ 3,379,338     $ 9,977,084     $11,370,221
----------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Management fees                           1,407,558         418,444       1,053,345       1,120,791
------------------------------------
Trustees' fees and expenses                  13,771           4,089          10,213          10,925
------------------------------------
Portfolio insurance                          52,263              --              --              --
------------------------------------
Other expenses                                6,959             222             670             610
----------------------------------------------------------------------------------------------------
                                          1,480,551         422,755       1,064,228       1,132,326
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     6,735,208       2,956,583       8,912,856      10,237,895
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------
Investment transactions                      17,566          22,405       (507,756)       1,550,040
------------------------------------
Futures and swaps transactions                   --         381,394          69,860         446,022
----------------------------------------------------------------------------------------------------
                                             17,566         403,799       (437,896)       1,996,062
----------------------------------------------------------------------------------------------------

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:
------------------------------------
Investments                                      --      (1,967,531)     (5,206,557)     (7,785,811)
------------------------------------
Futures and swaps                                --          81,605          90,204         196,347
----------------------------------------------------------------------------------------------------
                                                 --      (1,885,926)     (5,116,353)     (7,589,464)
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                  17,566      (1,482,127)     (5,554,249)     (5,593,402)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS         $6,752,774     $ 1,474,456     $ 3,358,607     $ 4,644,493
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2005
----------------------------------------------------------------------------------------------------
                                           CALIFORNIA TAX-FREE                   CALIFORNIA
                                               MONEY MARKET                LIMITED-TERM TAX-FREE
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006             2005            2006            2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                 $   6,735,208   $   9,237,822    $  2,956,583    $  6,064,310
------------------------------------
Net realized gain (loss)                     17,566         (58,216)        403,799        (775,383)
------------------------------------
Change in net unrealized
appreciation (depreciation)                      --              --      (1,885,926)     (2,639,000)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           6,752,774       9,179,606       1,474,456       2,649,927
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income               (6,770,399)     (9,239,818)     (2,956,583)     (6,064,310)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Proceeds from shares sold               179,387,619     396,325,080      15,978,667      37,323,721
------------------------------------
Proceeds from reinvestment
of distributions                          5,797,429       7,618,474       2,346,455       4,769,915
------------------------------------
Payments for shares redeemed           (283,910,585)   (387,409,633)    (30,397,425)    (77,212,251)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                      (98,725,537)     16,533,921     (12,072,303)    (35,118,615)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (98,743,162)     16,473,709     (13,554,430)    (38,532,998)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     617,355,813     600,882,104     181,416,468     219,949,466
----------------------------------------------------------------------------------------------------
End of period                         $ 518,612,651   $ 617,355,813    $167,862,038    $181,416,468
====================================================================================================

Undistributed net investment income              --         $35,191              --              --
====================================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
------------------------------------
Sold                                    179,387,619     396,325,080       1,527,187       3,516,615
------------------------------------
Issued in reinvestment
of distributions                          5,797,429       7,618,474         224,421         450,191
------------------------------------
Redeemed                               (283,910,585)   (387,409,633)     (2,906,074)     (7,283,420)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                  (98,725,537)     16,533,921      (1,154,466)     (3,316,614)
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2005
----------------------------------------------------------------------------------------------------
                                         CALIFORNIA TAX-FREE BOND      CALIFORNIA LONG-TERM TAX-FREE
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006             2005            2006            2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                  $  8,912,856    $ 16,984,277    $ 10,237,895    $ 20,699,015
------------------------------------
Net realized gain (loss)                   (437,896)      1,072,107       1,996,062       9,883,190
------------------------------------
Change in net unrealized
appreciation (depreciation)              (5,116,353)     (4,316,232)     (7,589,464)     (6,109,073)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations          3,358,607      13,740,152       4,644,493      24,473,132
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income               (8,912,856)    (16,984,277)    (10,262,937)    (20,699,015)
------------------------------------
From net realized gains                     (94,332)             --      (9,266,373)             --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (9,007,188)    (16,984,277)    (19,529,310)    (20,699,015)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Proceeds from shares sold                40,612,882      64,497,591      17,873,816      39,091,188
------------------------------------
Proceeds from reinvestment
of distributions                          6,890,481      12,613,777      13,971,043      13,833,162
------------------------------------
Payments for shares redeemed            (40,888,384)    (56,635,099)    (34,171,678)    (49,635,245)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                        6,614,979      20,476,269     (2,326,819)       3,289,105
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                               966,398      17,232,144     (17,211,636)      7,063,222

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     435,886,713     418,654,569     475,953,743     468,890,521
----------------------------------------------------------------------------------------------------
End of period                          $436,853,111    $435,886,713    $458,742,107    $475,953,743
====================================================================================================

Undistributed net investment income              --              --              --         $25,042
====================================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
----------------------------------------------------------------------------------------------------
Sold                                      3,629,517       5,691,790       1,551,631       3,331,527
------------------------------------
Issued in reinvestment
of distributions                            616,773       1,111,967       1,227,645       1,178,722
------------------------------------
Redeemed                                 (3,661,152)     (4,999,187)     (2,980,585)     (4,238,058)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                      585,138       1,804,570       (201,309)         272,191
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market), California Limited-Term Tax-Free Fund (Limited-Term),
California Tax-Free Bond Fund (formerly California Intermediate-Term Tax-Free
Fund) (Tax-Free Bond), and California Long-Term Tax-Free Fund (Long-Term)
(collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. Tax-Free Money Market, Limited-Term and Long-Term invest primarily in municipal obligations with maturities based on the maturity range described in that fund's name. Tax-Free Bond invests primarily in municipal obligations of all maturity ranges. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Limited-Term, Tax-Free Bond and Long-Term are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Limited-Term, Tax-Free Bond and Long-Term may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Limited-Term, Tax-Free Bond and Long-Term are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by Limited-Term, Tax-Free Bond and Long-Term. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Limited-Term, Tax-Free Bond and
Long-Term recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

SWAP AGREEMENTS -- Limited-Term, Tax-Free Bond and Long-Term may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Limited-Term,
Tax-Free Bond and Long-Term will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and unrealized losses are reported as a liability on the Statement of Assets and
Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance (money market funds only), interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a
Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee range from 0.1570% to
0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Limited-Term,
Tax-Free Bond, and Long-Term. The rates for the Complex Fee range from 0.2500%
to 0.3100%. For the six months ended February 28, 2006, the effective annual management fee was 0.49% for each of the funds.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac
Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. For the six months ended February 28, 2006, the annualized ratio of money market insurance expense to average net assets was 0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC.

Limited-Term, Tax-Free Bond and Long-Term have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 28, 2006 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended February 28, 2006, were as follows:

--------------------------------------------------------------------------------
                                   LIMITED-TERM    TAX-FREE BOND    LONG-TERM
--------------------------------------------------------------------------------
Cost of purchases                    $2,204,721     $60,360,387     $64,884,126
--------------------------------------------------------------------------------
Proceeds from sales                 $10,471,646     $59,058,733    $101,248,242
--------------------------------------------------------------------------------

All investment transactions for Tax-Free Money Market were considered short-term during the six months ended February 28, 2006.

4. BANK LINE OF CREDIT

Limited-Term, Tax-Free Bond and Long-Term, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc., have a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. Limited-Term, Tax-Free
Bond and Long-Term may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the
Federal Funds rate plus 0.50%. Limited-Term, Tax-Free Bond and Long-Term did not
borrow from the line during the six months ended February 28, 2006.

5. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------
                              TAX-FREE
                            MONEY MARKET    LIMITED-TERM    TAX-FREE BOND      LONG-TERM
------------------------------------------------------------------------------------------
Federal tax cost
of investments               $515,483,949    $164,060,286    $414,489,815    $432,250,381
==========================================================================================
Gross tax appreciation
of investments                         --      $2,338,229     $17,358,316     $27,045,783
-----------------------
Gross tax depreciation
of investments                         --        (313,368)       (110,788)       (123,676)
------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments                         --      $2,024,861     $17,247,528     $26,922,107
==========================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes.

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 28, 2006 (UNAUDITED)

6. FEDERAL TAX INFORMATION (CONTINUED)

Following are the capital loss carryovers and capital loss deferral amounts as of August 31, 2005:

--------------------------------------------------------------------------------
                                       TAX-FREE
                                     MONEY MARKET   LIMITED-TERM   TAX-FREE BOND
--------------------------------------------------------------------------------
Accumulated capital losses                   --       $(905,690)      $(67,644)
--------------------------------------------------------------------------------
Capital loss deferral                  $(98,991)      $(879,947)            --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                                       2012              2013
--------------------------------------------------------------------------------
Limited-Term                                               --         $(905,690)
--------------------------------------------------------------------------------
Tax-Free Bond                                        $(67,644)               --
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. CORPORATE EVENT

On May 26, 2005, the Trustees approved a name and policy change for
Intermediate-Term. Effective January 1, 2006, the fund was renamed to California
Tax-Free Bond and its investment policy was broadened to allow its portfolio to hold investment-grade securities of all maturity ranges.

------

California Tax-Free Money Market -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                             2006(1)     2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income        0.01       0.02       0.01       0.01       0.01       0.03
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.01)     (0.02)     (0.01)     (0.01)     (0.01)     (0.03)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
============================================================================================
  TOTAL RETURN(2)              1.19%      1.54%      0.58%      0.73%      1.24%      2.86%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.52%(3)      0.52%      0.52%      0.51%      0.51%      0.50%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                  2.36%(3)      1.53%      0.57%      0.76%      1.24%      2.84%
-------------------------
Net Assets, End of Period
(in thousands)              $518,613   $617,356   $600,882   $621,747   $528,188   $551,722
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                             2006(1)     2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.53     $10.71     $10.70     $10.82     $10.69     $10.40
--------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income        0.18       0.32       0.28       0.30       0.35       0.42
----------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.08)     (0.18)      0.01      (0.10)      0.16       0.29
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.10       0.14       0.29       0.20       0.51       0.71
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.18)     (0.32)     (0.28)     (0.30)     (0.35)     (0.42)
----------------------------
  From Net
  Realized Gains                 --         --       --(2)     (0.02)     (0.03)        --
--------------------------------------------------------------------------------------------
  Total Distributions         (0.18)     (0.32)     (0.28)     (0.32)     (0.38)     (0.42)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.45     $10.53     $10.71     $10.70     $10.82     $10.69
============================================================================================
  TOTAL RETURN(3)              0.95%      1.33%      2.75%      1.87%      4.91%      6.94%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.49%(4)      0.49%      0.50%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                  3.44%(4)      3.01%      2.59%      2.78%      3.30%      3.97%
-------------------------
Portfolio Turnover Rate           1%        78%        55%        34%        50%        63%
-------------------------
Net Assets, End of Period
(in thousands)              $167,862   $181,416   $219,949   $228,030   $205,066   $163,929
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2006 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

California Tax-Free Bond -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                             2006(1)     2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.33     $11.41     $11.28     $11.55     $11.47     $11.08
--------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income        0.23       0.46       0.44       0.45       0.47       0.50
----------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.15)     (0.08)       0.13     (0.23)      0.15       0.39
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.08       0.38       0.57       0.22       0.62       0.89
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.23)     (0.46)     (0.44)     (0.45)     (0.47)     (0.50)
----------------------------
  From Net
  Realized Gains               --(2)        --         --      (0.04)     (0.07)        --
--------------------------------------------------------------------------------------------
  Total Distributions         (0.23)     (0.46)     (0.44)     (0.49)     (0.54)     (0.50)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.18     $11.33     $11.41     $11.28     $11.55     $11.47
============================================================================================
  TOTAL RETURN(3)              0.73%      3.36%      5.13%      1.91%      5.63%      8.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.49%(4)      0.49%      0.50%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                  4.12%(4)      4.02%      3.87%      3.89%      4.13%      4.45%
-------------------------
Portfolio Turnover Rate          14%        34%        20%        25%        41%        94%
-------------------------
Net Assets, End of Period
(in thousands)              $436,853   $435,887   $418,655   $451,131   $477,494   $449,975
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2006 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

California Long-Term Tax-Free -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                             2006(1)     2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.78     $11.69     $11.43     $11.75     $11.70     $11.11
--------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income        0.25       0.52       0.51       0.53       0.53       0.55
----------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.14)      0.09       0.26      (0.32)      0.05       0.59
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.11       0.61       0.77       0.21       0.58       1.14
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.25)     (0.52)     (0.51)     (0.53)     (0.53)     (0.55)
----------------------------
  From Net
  Realized Gains              (0.23)        --       --(2)        --         --         --
--------------------------------------------------------------------------------------------
  Total Distributions         (0.48)     (0.52)     (0.51)     (0.53)     (0.53)     (0.55)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.41     $11.78     $11.69     $11.43     $11.75     $11.70
============================================================================================
  TOTAL RETURN(3)              1.05%      5.38%      6.83%      1.81%      5.14%     10.55%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.49%(4)      0.49%      0.50%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                  4.44%(4)      4.40%      4.39%      4.54%      4.58%      4.87%
-------------------------
Portfolio Turnover Rate          15%        36%        19%        23%        43%        31%
-------------------------
Net Assets, End of Period
(in thousands)              $458,742   $475,954   $468,891   $497,165   $327,150   $331,090
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2006 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities of 2-4 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

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FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE
AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0604                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-48623N            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy]

FEBRUARY 28, 2006

California High-Yield Municipal Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .25
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .26

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the California
High-Yield Municipal Fund for the six months ended February 28, 2006.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated
August 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2006
                                          ----------------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                     6 MONTHS(1) 1 YEAR   5 YEARS 10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         1.43%      6.96%    6.79%    6.67%    6.56%      12/30/86
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX             1.60%      6.58%    7.05%    6.81%    7.78%(2)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(3)     0.96%      4.04%    4.83%    5.18%    6.22%(2)      --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
  as of 2/28/06(3)       --     4 of 122  4 of 96  1 of 68  4 of 25(2)     --
  as of 3/31/06(3)       --     4 of 122  4 of 98  1 of 68  4 of 25(2)     --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
  No sales charge*     1.31%      6.69%      --       --     6.58%(4)
  With sales charge*  -3.26%      1.94%      --       --     5.00%(4)
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
  No sales charge*     0.93%      5.90%      --       --     5.79%(4)
  With sales charge*  -4.07%      1.90%      --       --     4.92%(4)
--------------------------------------------------------------------------------
C Class                                                                  1/31/03
  No sales charge*     0.93%      5.89%      --       --     5.88%(4)
  With sales charge*  -0.06%      5.89%      --       --     5.88%(4)
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 12/31/86, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. -- A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Class returns would have been lower if service and distribution fees had not been voluntarily waived from 1/31/03 to 3/10/03, 2/19/03, and 3/4/03 for
    A, B, and C Class shares, respectively.

                                                                    (continued)

------
2

California High-Yield Municipal - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 29, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
------------------------------------------------------------------------------------------------------
                      1997     1998    1999     2000*    2001    2002    2003    2004*   2005    2006
------------------------------------------------------------------------------------------------------
Investor Class        6.97%   10.62%   6.59%   -3.94%   13.40%   6.77%   7.61%   7.01%   5.62%   6.96%
------------------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term Municipal
Bond Index            6.18%   11.46%   6.40%   -6.23%   16.39%   7.18%   8.03%   7.70%   5.79%   6.58%
------------------------------------------------------------------------------------------------------
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

California High-Yield Municipal - Portfolio Commentary

PORTFOLIO MANAGER: STEVEN PERMUT

PERFORMANCE SUMMARY

Like other U.S. bond portfolios during the six months ended February 28, 2006,
California High-Yield Municipal (Cal High-Yield) experienced price declines and yield increases, especially during September and October 2005. Better performance during the next four months produced a 1.43%* return for the full period. By comparison, the average return of 122 California municipal debt funds tracked by Lipper, Inc. was 0.96% and the Lehman Brothers Long-Term Municipal
Bond Index returned 1.60%. The Lipper average reflected portfolios and fees that more closely matched the fund's than the index did.

The fund's high yield (which helped cushion price declines) and outperformance by high-yield municipal securities in general contributed to Cal High-Yield's recent return advantage over lower-yielding, investment-grade Lipper peers.
Refinancings by bond issuers also boosted performance.

Cal High-Yield outperformed the Lipper average for the one-year, five-year, and
10-year periods ended February 28, 2006. It ranked consistently in at least the top 5% during these periods, including number one out of 68 funds for the
10-year span.

ECONOMIC REVIEW

The U.S. economy demonstrated remarkable resiliency after Hurricanes Katrina and
Rita pounded the Gulf Coast and as energy costs soared. Third-quarter 2005 annualized GDP growth was 4.1%, the highest since the first quarter of 2004.
Though growth declined to 1.7% in the fourth quarter as the effects of the hurricanes and record-high energy prices took hold, the economy appeared to bounce back strongly in the first quarter of 2006.

The hurricanes and the energy-price spike also prompted inflation fears, especially when the CPI increase for September 2005 was the highest since March
1980. "Core" CPI (without volatile food and energy prices) remained relatively stable, but the Federal Reserve (the Fed) remained vigilant and determined to wring excess accommodation out of U.S. monetary policy. Continuing the rate hikes that began in June 2004, the Fed raised its overnight rate target from
3.50% to 4.50%, the highest since May 2001.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   19.4 yrs             20.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                  5.5 yrs              5.9 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.02%
--------------------------------------------------------------------------------
A Class                                                3.61%
--------------------------------------------------------------------------------
B Class                                                3.03%
--------------------------------------------------------------------------------
C Class                                                3.03%
--------------------------------------------------------------------------------
   INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     5.91%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     6.16%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     6.62%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     6.82%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

Total returns for periods less than one year are not annualized.    (continued)

------
4

California High-Yield Municipal - Portfolio Commentary

BROAD BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher during the six-month period; the two-year Treasury yield rose from 3.82% to 4.68%.
Longer-term yields rose too, but not as much; the 30-year Treasury yield rose from 4.26% to 4.51%. A combination of strong demand for longer-maturity securities and faith in the Fed's ability to control inflation helped keep longer-term yields relatively low. The graphic curve used to illustrate Treasury yield levels at different maturities "inverted"-- it pointed downward from left to right instead of upward, a phenomenon often associated with economic downturns.

MUNICIPAL MARKET REVIEW

Unlike the Treasury yield curve, the municipal yield curve did not invert, meaning that municipal investors could still earn additional yield by taking on more maturity risk. This attracted buyers and helped the municipal market generally outperform the taxable market. Municipal securities also benefited from improving economic conditions, leading to higher tax revenues and better credit quality for municipal issuers.

The six-month period also generally favored high-yield municipals over investment-grade. Demand for higher-yielding investments was strong, high yields helped cushion against bond price declines, and credit-quality improvements that boosted the municipal market in general were particularly influential in the high-yield arena.

PORTFOLIO STRATEGY & OUTLOOK

We remained focused on the foundations of our investment approach--thorough credit analysis, careful security selection, and diligent investment monitoring.
There have been no defaults in the portfolio since inception in 1986.

We continued to overweight two sectors: unrated bonds that met our credit quality criteria, and land-based bonds issued where we believe housing demand is greater than supply. Unrated bonds boosted the yield while land-based bonds can appreciate as the economy grows and/or projects are developed and their finances solidify.

We view these strategies as essentially "all-weather"--we believe they fit well with the strengths of our investment team and our processes, and we continue to find opportunities to add value in these areas under most economic and market scenarios.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/06               8/31/05
--------------------------------------------------------------------------------
AAA                                          34%                   35%
--------------------------------------------------------------------------------
A                                             1%                    1%
--------------------------------------------------------------------------------
BBB                                          16%                   13%
--------------------------------------------------------------------------------
BB                                            1%                    1%
--------------------------------------------------------------------------------
Unrated                                      48%                   50%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Based                                                         37%
--------------------------------------------------------------------------------
Prerefunded                                                        14%
--------------------------------------------------------------------------------
General Obligation (GO)                                            11%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                              9%
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                       6%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2005 to February 28,
2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      9/1/05 -        EXPENSE
                        9/1/05          2/28/06          2/28/06        RATIO*
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
  Investor Class        $1,000         $1,014.30          $2.60          0.52%
--------------------------------------------------------------------------------
  A Class               $1,000         $1,013.10          $3.84          0.77%
--------------------------------------------------------------------------------
  B Class               $1,000         $1,009.30          $7.57          1.52%
--------------------------------------------------------------------------------
  C Class               $1,000         $1,009.30          $7.57          1.52%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
  Investor Class        $1,000         $1,022.22          $2.61          0.52%
--------------------------------------------------------------------------------
  A Class               $1,000         $1,020.98          $3.86          0.77%
--------------------------------------------------------------------------------
  B Class               $1,000         $1,017.26          $7.60          1.52%
--------------------------------------------------------------------------------
  C Class               $1,000         $1,017.26          $7.60          1.52%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.7%

CALIFORNIA -- 92.1%
--------------------------------------------------------------------------------
      $ 1,000,000  ABC Unified School District
                   GO, Series 2000 B, 6.14%,
                   8/1/21 (FGIC)(1)                                $    510,330
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing
                   Auth. Local Agency Rev.,
                   Series 1996 A, (Community
                   Facilities District No. 1),
                   7.00%, 8/1/19                                      2,065,360
--------------------------------------------------------------------------------
        2,325,000  Alhambra City Elementary
                   School District GO, Series
                   2004 B, (Election of 1999),
                   5.00%, 9/1/26 (FGIC)                               2,464,593
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing
                   Auth. Rev., Series 1997 A,
                   6.00%, 9/1/24 (FSA)                                1,466,532
--------------------------------------------------------------------------------
          830,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/08,
                   Prerefunded at 102% of Par(2)                        883,518
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/08,
                   Prerefunded at 102% of Par(2)                      3,270,120
--------------------------------------------------------------------------------
        2,500,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2003 A, 6.875%, 9/1/27                             2,811,025
--------------------------------------------------------------------------------
        2,875,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2004 D, 5.80%, 9/1/35                              3,016,853
--------------------------------------------------------------------------------
          855,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2005 C, 5.50%, 9/1/29                                877,298
--------------------------------------------------------------------------------
        4,000,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2005 C, 5.50%, 9/1/35                              4,072,000
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               607,566
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               594,982
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               465,240
--------------------------------------------------------------------------------
        2,780,000  California Communities
                   Development Auth. COP,
                   (Sonoma County Indian
                   Health), 6.40%, 9/1/29                             2,874,465
--------------------------------------------------------------------------------
        1,945,000  California Communities
                   Development Auth. COP,
                   (Windward School), 6.90%,
                   9/1/23                                             2,002,125
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  California Communities
                   Development Auth. Rev.,
                   (Thomas Jefferson School of
                   Law), 7.75%, 10/1/11,
                   Prerefunded at 101% of Par(2)                   $  2,390,820
--------------------------------------------------------------------------------
        1,505,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/21                                            1,623,127
--------------------------------------------------------------------------------
        4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (Ambac)(1)                          3,133,160
--------------------------------------------------------------------------------
        2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)(2)                             2,660,525
--------------------------------------------------------------------------------
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                     4,742,823
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2001 B, (Rancho Vallecitos -
                   San Marcos), 6.75%, 11/15/36                       2,039,893
--------------------------------------------------------------------------------
        6,345,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B, (Palomar Estates
                   E&W), 7.00%, 9/15/36                               6,987,051
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,197,900
--------------------------------------------------------------------------------
        6,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department of General
                   Services - Butterfield), 5.25%,
                   6/1/30                                             6,391,020
--------------------------------------------------------------------------------
        1,375,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country),
                   7.50%, 10/1/24                                     1,442,031
--------------------------------------------------------------------------------
        7,130,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/12,
                   Prerefunded at 101% of Par(2)                      8,120,714
--------------------------------------------------------------------------------
        2,455,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 7.00%, 7/1/12,
                   Prerefunded at 102% of Par(2)                      2,907,874
--------------------------------------------------------------------------------
        4,070,000  Capistrano Unified School
                   District No. 90-2 Talega
                   Community Facilities Special
                   Tax Rev., 6.00%, 9/1/32                            4,315,625
--------------------------------------------------------------------------------
        6,250,000  Capistrano Unified School
                   District No. 90-2 Talega
                   Community Facilities Special
                   Tax Rev., 6.00%, 9/1/33                            6,623,188
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                        $  1,080,170
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/23
                   (MBIA)(1)                                            500,133
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/24
                   (MBIA)(1)                                            476,064
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/25
                   (MBIA)(1)                                            459,715
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/26
                   (MBIA)(1)                                            438,427
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,853,629
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Community
                   Facilities District No. 01-1
                   San Miguel Area A Special
                   Tax Rev., 6.10%, 9/1/10,
                   Prerefunded at 102% of Par(2)                      2,394,489
--------------------------------------------------------------------------------
        2,175,000  Chula Vista Community
                   Facilities District No. 01-1
                   San Miguel Area B Special
                   Tax Rev., 5.45%, 9/1/36                            2,236,835
--------------------------------------------------------------------------------
        3,600,000  Chula Vista Community
                   Facilities District No. 06-1
                   Eastlake Woods Area A
                   Special Tax Rev., 6.20%,
                   9/1/33                                             3,830,364
--------------------------------------------------------------------------------
        3,705,000  Chula Vista Community
                   Facilities District No. 12
                   McMillin Otay Ranch Area I
                   Special Tax Rev., 5.25%,
                   9/1/36                                             3,734,047
--------------------------------------------------------------------------------
        7,715,000  Chula Vista Community
                   Facilities District No. 99-1
                   Special Tax Rev., 7.625%,
                   9/1/09, Prerefunded at 102%
                   of Par(2)                                          8,872,096
--------------------------------------------------------------------------------
        2,000,000  City of Lincoln Community
                   Facilities District No. 2003-1
                   Special Tax Rev., 6.00%,
                   9/1/34                                             2,144,400
--------------------------------------------------------------------------------
        1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (Ambac)                             1,928,701
--------------------------------------------------------------------------------
          535,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $535,000)(3)                                         618,615
--------------------------------------------------------------------------------
        1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     529,184
--------------------------------------------------------------------------------
        3,650,000  El Dorado County Community
                   Facilities District No. 1992-1
                   Special Tax Rev., 5.60%,
                   9/1/09                                             3,761,508
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,500,000  El Dorado County Community
                   Facilities District No. 2001-1
                   Special Tax Rev., 6.30%,
                   9/1/31                                          $  2,682,750
--------------------------------------------------------------------------------
        1,000,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(2)                                          1,103,880
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 9/1/09, Prerefunded
                   at 102% of Par(2)                                  4,782,785
--------------------------------------------------------------------------------
        3,785,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A, 6.875%,
                   9/2/19                                             3,909,451
--------------------------------------------------------------------------------
        2,125,000  Folsom Public Financing Auth.
                   Rev., Series 2005 A, 5.00%,
                   12/1/34 (FSA)                                      2,216,078
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 5.75%, 9/1/14                              2,647,469
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 7.00%, 9/1/24                             4,622,725
--------------------------------------------------------------------------------
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 14), 6.30%, 9/1/32                             6,988,150
--------------------------------------------------------------------------------
        3,000,000  Foothill-De Anza Community
                   College District GO, 6.16%,
                   8/1/21 (MBIA)(1)                                   1,526,820
--------------------------------------------------------------------------------
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Amerige Heights), 6.20%,
                   9/1/32                                             3,189,180
--------------------------------------------------------------------------------
        5,000,000  Fullerton Unified School
                   District Community Facilities
                   District No. 1 Special Tax Rev.,
                   6.375%, 9/1/31                                     5,435,200
--------------------------------------------------------------------------------
        1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/21 (MBIA)                              1,748,256
--------------------------------------------------------------------------------
        2,630,000  Glendale Unified School
                   District GO, Series 1999 C,
                   6.00%, 9/1/22 (FSA)                                2,870,408
--------------------------------------------------------------------------------
        3,920,000  Golden State Tobacco
                   Securitization Corp. Rev.,
                   Series 2003 A-1, 6.25%,
                   6/1/33                                             4,293,458
--------------------------------------------------------------------------------
        4,750,000  Golden State Tobacco
                   Securitization Corp. Rev.,
                   Series 2003 A-1, 6.75%,
                   6/1/39                                             5,356,575
--------------------------------------------------------------------------------
        3,375,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                              3,595,354
--------------------------------------------------------------------------------
        2,670,000  Hemet Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 2005-2),
                   5.25%, 9/1/30                                      2,718,995
--------------------------------------------------------------------------------
        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1), 6.45%, 9/1/28                           2,148,100
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (Ambac)                                  $  5,437,950
--------------------------------------------------------------------------------
        2,000,000  Indio Community Facilities
                   District No. 05-1 Special Tax
                   Rev., (Talavera Improvement
                   Area 1), 5.25%, 9/1/36                             2,012,580
--------------------------------------------------------------------------------
        2,000,000  Indio Redevelopment Agency
                   Tax Allocation Rev., Series
                   2004 B, (Sub-Merged Project
                   Area), 6.50%, 8/15/34                              2,171,160
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              358,290
--------------------------------------------------------------------------------
        1,100,000  Lake Elsinore Community
                   Facilities District No. 1 Special
                   Tax Rev., Series 2006 A,
                   5.35%, 9/1/36                                      1,116,137
--------------------------------------------------------------------------------
        5,000,000  Lake Elsinore Community
                   Facilities District No. 2 Special
                   Tax Rev., Series 2005 A,
                   (Improvement Area A), 5.45%,
                   9/1/36                                             5,090,200
--------------------------------------------------------------------------------
        1,225,000  Lake Elsinore Community
                   Facilities District No. 3 Special
                   Tax Rev., Series 2005 A,
                   (Improvement Area 1), 5.25%,
                   9/1/35                                             1,231,836
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief
                   Canyon), 5.625%, 9/1/16                            2,609,525
--------------------------------------------------------------------------------
        1,245,000  Lake Elsinore Unified School
                   District Community Facilities
                   District No.1 Special Tax Rev.,
                   Series 2005, (Improvement
                   Area A), 5.40%, 9/1/35                             1,264,883
--------------------------------------------------------------------------------
       10,770,000  Long Beach Bond Finance
                   Auth. Rev., Series 2005 A1,
                   (Redevelopment, Housing &
                   Gas Utility Financing), 5.00%,
                   8/1/35 (Ambac)                                    11,225,785
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Community
                   Facilities District Special Tax
                   Rev., (Cascades Business
                   Park), 6.40%, 9/1/22                               2,083,160
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County Sanitation
                   Districts Financing Auth. Rev.,
                   Series 2005 B, (District
                   No. 14), 5.00%, 10/1/34
                   (FGIC)                                             3,165,450
--------------------------------------------------------------------------------
        1,500,000  Los Angeles Unified School
                   District GO, Series 2003 A,
                   5.00%, 1/1/28 (MBIA)                               1,585,740
--------------------------------------------------------------------------------
        7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas),
                   5.55%, 6/1/30 (Ambac)                              7,845,772
--------------------------------------------------------------------------------
        1,750,000  Mid-Peninsula Regional Open
                   Space District Rev., 5.00%,
                   9/1/34 (Ambac)                                     1,827,385
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,105,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                   $  2,200,546
--------------------------------------------------------------------------------
        4,000,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities
                   No. 2002-1), 6.20%, 9/1/32                         4,321,640
--------------------------------------------------------------------------------
        4,100,000  Murrieta Community Facilities
                   District No. 2000-1 Special
                   Tax Rev., (Greer Ranch),
                   6.375%, 9/1/30                                     4,427,877
--------------------------------------------------------------------------------
        1,920,000  Murrieta Community Facilities
                   District No. 2000-2 Special
                   Tax Rev., Series 2004 A, (The
                   Oaks Improvement Area),
                   6.00%, 9/1/34                                      2,033,318
--------------------------------------------------------------------------------
        3,500,000  Oceanside Community
                   Development Commission Tax
                   Allocation Rev., (Downtown
                   Redevelopment), 5.70%,
                   9/1/25                                             3,632,930
--------------------------------------------------------------------------------
        2,990,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2002 A,
                   (No. 2001-1 Morrow Hills
                   Development), 6.20%, 9/1/32                        3,183,244
--------------------------------------------------------------------------------
        1,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2004 A,
                   (No. 2001-1 Morrow Hills
                   Development), 5.50%, 9/1/29                        1,029,070
--------------------------------------------------------------------------------
        2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.50%,
                   8/15/09, Prerefunded at
                   102% of Par(2)                                     2,241,440
--------------------------------------------------------------------------------
        2,200,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.70%,
                   8/15/09, Prerefunded at
                   102% of Par(2)                                     2,479,862
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, (No. 01-1
                   Ladera Ranch), 6.25%,
                   8/15/08, Prerefunded at
                   100% of Par(2)                                     4,899,963
--------------------------------------------------------------------------------
        2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No. 01-1
                   Ladera Ranch), 6.00%,
                   8/15/10, Prerefunded at
                   101% of Par(2)                                     2,679,144
--------------------------------------------------------------------------------
        2,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1
                   Ladera Ranch), 5.20%,
                   8/15/34                                            2,314,513
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                          $  3,556,980
--------------------------------------------------------------------------------
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                             1,260,780
--------------------------------------------------------------------------------
       10,000,000  Palmdale Water District COP,
                   5.00%, 10/1/34 (FGIC)                             10,445,399
--------------------------------------------------------------------------------
        2,630,000  Palomar Pomerado Health
                   Care District COP, (Indian
                   Health Council Inc.), 6.25%,
                   10/1/29                                            2,782,093
--------------------------------------------------------------------------------
        5,000,000  Palomar Pomerado Health GO,
                   Series 2005 A, (Election of
                   2004), 5.00%, 8/1/34 (Ambac)                       5,244,600
--------------------------------------------------------------------------------
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2004 A, 6.125%, 9/1/34                             3,242,670
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24 (FGIC)(1)                              438,190
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25 (FGIC)(1)                              428,700
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/25(1)                     1,207,879
--------------------------------------------------------------------------------
        1,000,000  Placentia COP, (Improvement),
                   5.60%, 7/1/30                                      1,000,830
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   Rev., (Capital Improvement),
                   5.50%, 7/1/09, Prerefunded
                   at 101% of Par (Ambac)(2)                          1,887,918
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,720,778
--------------------------------------------------------------------------------
        1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.28%, 8/1/18 (FGIC)(1)                              945,840
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,494,734
--------------------------------------------------------------------------------
        2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                            1,024,149
--------------------------------------------------------------------------------
        3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                            1,639,971
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              443,010
--------------------------------------------------------------------------------
        4,835,000  Pleasant Valley School
                   District-Ventura County GO,
                   Series 2002 A, 5.85%, 8/1/31
                   (MBIA)                                             5,892,801
--------------------------------------------------------------------------------
        2,000,000  Rancho Cordova Community
                   Facilities District No. 2003-1
                   Special Tax Rev., (Sunridge
                   Anatolia), 5.50%, 9/1/37                           2,022,860
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/08                                  $  1,864,622
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                             1,018,290
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              790,908
--------------------------------------------------------------------------------
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                            1,175,276
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,643,337
--------------------------------------------------------------------------------
        2,040,000  Riverside County Improvement
                   Bond Act 1915 Special
                   Assessment, (District No. 168 -
                   Rivercrest), 6.70%, 9/2/26                         2,189,287
--------------------------------------------------------------------------------
        3,000,000  Riverside County Public
                   Financing Auth. Tax Allocation
                   Rev., Series 2005 A,
                   (Redevelopment), 5.00%,
                   10/1/35 (XLCA)                                     3,123,990
--------------------------------------------------------------------------------
        2,000,000  Riverside County Public
                   Financing Auth. Tax Allocation
                   Rev., Series 2005 A,
                   (Redevelopment), 5.00%,
                   10/1/37 (XLCA)                                     2,079,180
--------------------------------------------------------------------------------
        2,000,000  Riverside Unified School
                   District Special Tax Rev.,
                   (Community Facilities District
                   No. 13, Improvement Area 1),
                   5.375%, 9/1/34                                     2,043,300
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District Special Tax Rev.,
                   Series 2000 A, (Community
                   Facilities District No. 7),
                   7.00%, 5/31/30                                     5,360,625
--------------------------------------------------------------------------------
        1,000,000  Riverside Unified School
                   District Special Tax Rev.,
                   Series 2005 A, (Community
                   Facilities District No. 15),
                   5.25%, 9/1/30                                      1,018,350
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A, (Las
                   Casitas de Sonoma), 6.40%,
                   4/15/36                                            4,671,462
--------------------------------------------------------------------------------
        5,000,000  Romoland School District
                   Special Tax Rev., (Community
                   Facilities District No. 1,
                   Improvement Area 1), 5.40%,
                   9/1/36                                             5,061,150
--------------------------------------------------------------------------------
        1,500,000  Roseville Special Tax Rev.,
                   (Community Facilities District
                   No. 1-Westpark), 5.20%,
                   9/1/36                                             1,505,910
--------------------------------------------------------------------------------
          635,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.60%, 9/1/07                       646,214
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.70%, 9/1/08                       663,950
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,500,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 6.30%, 9/1/21                  $  1,551,600
--------------------------------------------------------------------------------
        4,000,000  Sacramento Municipal Utilities
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (Ambac)                                            4,591,560
--------------------------------------------------------------------------------
        4,000,000  Sacramento Special Tax Rev.,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,225,360
--------------------------------------------------------------------------------
       10,000,000  San Diego Community College
                   District GO, (Election of 2002),
                   5.00%, 5/1/30 (FSA)                               10,575,999
--------------------------------------------------------------------------------
        3,970,000  San Diego County
                   Improvement Bond Act 1915
                   Special Assessment, 6.25%,
                   9/2/12                                             4,136,502
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     917,300
--------------------------------------------------------------------------------
        2,165,000  San Jose Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, (Merged Area),
                   5.00%, 8/1/23 (FGIC)                               2,316,875
--------------------------------------------------------------------------------
        1,500,000  San Marcos Public Facilities
                   Auth. Special Tax Rev.,
                   (Area 3-A), 5.00%, 10/1/10,
                   Prerefunded at 102% of Par
                   (Ambac)(2)                                         1,630,575
--------------------------------------------------------------------------------
        2,790,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.45%, 9/1/24                              2,872,277
--------------------------------------------------------------------------------
        5,000,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.00%, 9/1/34 (FGIC)                       5,210,250
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (Ambac)                              3,305,290
--------------------------------------------------------------------------------
        2,000,000  Saugus Union School District
                   Special Tax Rev., (Community
                   Facilities District No. 2005-1),
                   5.30%, 9/1/36                                      2,032,100
--------------------------------------------------------------------------------
        7,755,000  Shasta Lake Public Finance
                   Auth. Rev., (Electrical
                   Enterprise), 6.25%, 4/1/13,
                   Prerefunded at 102% of Par(2)                      9,105,842
--------------------------------------------------------------------------------
        2,160,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             2,359,886
--------------------------------------------------------------------------------
          500,000  Southern California Public
                   Power Auth. Rev., (Pooled
                   Project), 6.75%, 7/1/10 (FSA)                        565,005
--------------------------------------------------------------------------------
        2,400,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/14
                   (MBIA)(1)                                          1,731,840
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,250,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/15
                   (MBIA)(1)                                       $    859,488
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/11, Prerefunded at 101%
                   of Par (Ambac)(2)                                  1,335,660
--------------------------------------------------------------------------------
        4,195,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   Series 2002, (Spanos Park
                   West No. 2001-1), 6.375%,
                   9/1/32, Prerefunded at 102%
                   of Par(2)                                          4,856,719
--------------------------------------------------------------------------------
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities District
                   No. 1), 7.75%, 8/1/32                              5,510,150
--------------------------------------------------------------------------------
        2,690,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/22 (FGIC)(1)                            1,311,886
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/23 (FGIC)(1)                            1,032,833
--------------------------------------------------------------------------------
        2,000,000  Tustin Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08, Prerefunded
                   at 102% of Par(2)                                  2,173,500
--------------------------------------------------------------------------------
        1,500,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/23 (Ambac)                                    1,594,740
--------------------------------------------------------------------------------
        2,500,000  Val Verde Unified School
                   District Special Tax Rev.,
                   5.40%, 9/1/30                                      2,563,575
--------------------------------------------------------------------------------
        2,600,000  Val Verde Unified School
                   District Special Tax Rev.,
                   5.45%, 9/1/36                                      2,659,150
--------------------------------------------------------------------------------
        2,500,000  West Basin Municipal Water
                   District COP, Series 2003 A,
                   5.00%, 8/1/30 (MBIA)                               2,606,125
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%,
                   9/1/26                                             3,477,075
--------------------------------------------------------------------------------
        1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%,
                   9/1/29                                             1,056,620
--------------------------------------------------------------------------------
        1,740,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 20), 5.30%,
                   9/1/35                                             1,781,099
--------------------------------------------------------------------------------
        2,270,000  Yuba City Redevelopment
                   Agency Tax Allocation Rev.,
                   5.70%, 9/1/24                                      2,384,635
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  Yuba City Redevelopment
                   Agency Tax Allocation Rev.,
                   6.00%, 9/1/31                                   $  2,120,860
--------------------------------------------------------------------------------
        2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                          1,268,126
--------------------------------------------------------------------------------
        1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                            642,570
--------------------------------------------------------------------------------
                                                                    443,620,274
--------------------------------------------------------------------------------
PUERTO RICO -- 4.6%
--------------------------------------------------------------------------------
        5,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.42%, 3/6/06 (Acquired
                   2/1/06, Cost $5,000,000)(3)                        4,999,750
--------------------------------------------------------------------------------
        3,679,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.85%, 8/4/06 (Acquired
                   2/21/06, Cost $3,679,000)(3)                       3,677,087
--------------------------------------------------------------------------------
        1,500,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.90%, 8/4/06 (Acquired
                   2/23/06, Cost $1,500,000)(3)                       1,499,550
--------------------------------------------------------------------------------
       12,000,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.87%, 10/6/06 (Acquired
                   1/24/06, Cost $12,000,000)(3)                     11,990,279
--------------------------------------------------------------------------------
                                                                     22,166,666
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $436,080,158)                                                 465,786,940
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 1.4%

CALIFORNIA -- 1.4%
--------------------------------------------------------------------------------
      $ 2,200,000  California Department of
                   Water Resources Rev., Series
                   2002 B2, VRDN, 3.03%,
                   3/1/06 (LOC: BNP Paribas)                       $  2,200,000
--------------------------------------------------------------------------------
        4,450,000  California Department of
                   Water Resources Rev., Series
                   2005 F5, VRDN, 3.03%,
                   3/1/06 (LOC: Citibank N.A.)                        4,450,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $6,650,000)                                                     6,650,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          717,000  Federated California Municipal
                   Cash Trust
(Cost $717,000)                                                         717,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.3%
(Cost $443,447,158)                                                 473,153,940
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.7%                                  8,327,961
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $481,481,901
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.

XLCA = XL Capital Ltd.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006, was
    $22,785,281, which represented 4.7% of total net assets.

See Notes to Financial Statements.

------
13

Statement of Assets and Liabilities

FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $443,447,158)             $473,153,940
----------------------------------------------------------
Cash                                                                     19,219
----------------------------------------------------------
Receivable for capital shares sold                                      903,739
----------------------------------------------------------
Interest receivable                                                   8,109,299
--------------------------------------------------------------------------------
                                                                    482,186,197
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for capital shares redeemed                                      15,000
----------------------------------------------------------
Accrued management fees                                                 187,798
----------------------------------------------------------
Distribution fees payable                                                12,246
----------------------------------------------------------
Service fees (and distribution fees -- A Class) payable                  16,520
----------------------------------------------------------
Dividends payable                                                       472,732
--------------------------------------------------------------------------------
                                                                        704,296
--------------------------------------------------------------------------------

NET ASSETS                                                         $481,481,901
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $453,113,207
----------------------------------------------------------
Accumulated net realized loss on investment transactions             (1,338,088)
----------------------------------------------------------
Net unrealized appreciation on investments                           29,706,782
--------------------------------------------------------------------------------
                                                                   $481,481,901
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $391,295,042
----------------------------------------------------------
Shares outstanding                                                   38,145,844
----------------------------------------------------------
Net asset value per share                                                $10.26
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                          $68,047,652
----------------------------------------------------------
Shares outstanding                                                    6,633,699
----------------------------------------------------------
Net asset value per share                                                $10.26
----------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $10.74
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                           $1,260,410
----------------------------------------------------------
Shares outstanding                                                      122,873
----------------------------------------------------------
Net asset value per share                                                $10.26
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                          $20,878,797
----------------------------------------------------------
Shares outstanding                                                    2,035,393
----------------------------------------------------------
Net asset value per share                                                $10.26
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
14

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------
Interest                                                            $11,955,190
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------
Management fees                                                       1,152,659
----------------------------------------------------------
Distribution fees:
----------------------------------------------------------
  B Class                                                                 4,409
----------------------------------------------------------
  C Class                                                                71,572
----------------------------------------------------------
Service fees:
----------------------------------------------------------
  B Class                                                                 1,470
----------------------------------------------------------
  C Class                                                                23,857
----------------------------------------------------------
Service and distribution fees -- A Class                                 63,738
----------------------------------------------------------
Trustees' fees and expenses                                              10,409
----------------------------------------------------------
Other expenses                                                              657
--------------------------------------------------------------------------------
                                                                      1,328,771
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                10,626,419
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------------------------------
Investment transactions                                                 890,791
----------------------------------------------------------
Futures transactions                                                   (321,438)
--------------------------------------------------------------------------------
                                                                        569,353
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
----------------------------------------------------------
Investments                                                          (4,617,506)
----------------------------------------------------------
Futures                                                                      --
--------------------------------------------------------------------------------
                                                                     (4,617,506)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              (4,048,153)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $ 6,578,266
================================================================================

See Notes to Financial Statements.

------
15

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2006            2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $ 10,626,419    $ 18,882,595
--------------------------------------------
Net realized gain (loss)                                569,353       1,770,165
--------------------------------------------
Change in net unrealized
appreciation (depreciation)                          (4,617,506)     14,556,017
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                      6,578,266      35,208,777
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Investor Class                                     (9,069,453)    (17,425,141)
--------------------------------------------
  A Class                                            (1,169,994)       (983,796)
--------------------------------------------
  B Class                                               (22,515)        (39,343)
--------------------------------------------
  C Class                                              (364,457)       (434,315)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (10,626,419)    (18,882,595)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      49,731,474      67,256,969
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                45,683,321      83,583,151

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 435,798,580     352,215,429
--------------------------------------------------------------------------------
End of period                                      $481,481,901    $435,798,580
================================================================================

See Notes to Financial Statements.

------
16

Notes to Financial Statements

FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

                                                                    (continued)

------
17

Notes to Financial Statements

FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1925% to 0.3100% and the rates for the Complex Fee range from
0.2500% to 0.3100%. For the six months ended February 28, 2006, the effective annual management fee for the Investor, A, B and C Classes was 0.52%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                                         B & C
--------------------------------------------------------------------------------
Distribution Fee                                                         0.75%
--------------------------------------------------------------------------------
Service Fee                                                              0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the six months ended February 28, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------
18

Notes to Financial Statements

FEBRUARY 28, 2006 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended February 28, 2006, were as follows:

--------------------------------------------------------------------------------
Purchases                                                          $65,525,476
--------------------------------------------------------------------------------
Proceeds from sales                                                $50,352,231
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2006
---------------------------------------------
Sold                                                 3,080,807     $ 31,434,190
---------------------------------------------
Issued in reinvestment of distributions                651,243        6,638,535
---------------------------------------------
Redeemed                                            (2,028,552)     (20,681,913)
--------------------------------------------------------------------------------
Net increase (decrease)                              1,703,498     $ 17,390,812
================================================================================
YEAR ENDED AUGUST 31, 2005
---------------------------------------------
Sold                                                 5,223,497     $ 52,921,371
---------------------------------------------
Issued in reinvestment of distributions              1,274,569       12,921,094
---------------------------------------------
Redeemed                                            (3,522,582)     (35,580,703)
--------------------------------------------------------------------------------
Net increase (decrease)                              2,975,484     $ 30,261,762
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2006
---------------------------------------------
Sold                                                 3,357,494      $34,257,393
---------------------------------------------
Issued in reinvestment of distributions                 82,488          841,092
---------------------------------------------
Redeemed                                              (629,544)      (6,417,536)
--------------------------------------------------------------------------------
Net increase (decrease)                              2,810,438      $28,680,949
================================================================================
YEAR ENDED AUGUST 31, 2005
---------------------------------------------
Sold                                                 3,047,060      $31,021,215
---------------------------------------------
Issued in reinvestment of distributions                 67,666          689,449
---------------------------------------------
Redeemed                                              (449,123)      (4,554,585)
--------------------------------------------------------------------------------
Net increase (decrease)                              2,665,603      $27,156,079
================================================================================
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2006
---------------------------------------------
Sold                                                     9,984         $102,174
---------------------------------------------
Issued in reinvestment of distributions                  1,084           11,048
---------------------------------------------
Redeemed                                                    (7)             (76)
--------------------------------------------------------------------------------
Net increase (decrease)                                 11,061         $113,146
================================================================================
YEAR ENDED AUGUST 31, 2005
---------------------------------------------
Sold                                                    33,039        $ 333,373
---------------------------------------------
Issued in reinvestment of distributions                  1,834           18,630
---------------------------------------------
Redeemed                                               (10,246)        (103,264)
--------------------------------------------------------------------------------
Net increase (decrease)                                 24,627        $ 248,739
================================================================================

                                                                    (continued)

------
19

Notes to Financial Statements

FEBRUARY 28, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2006
---------------------------------------------
Sold                                                   568,365      $ 5,806,447
---------------------------------------------
Issued in reinvestment of distributions                 15,355          156,513
---------------------------------------------
Redeemed                                              (237,421)      (2,416,393)
--------------------------------------------------------------------------------
Net increase (decrease)                                346,299      $ 3,546,567
================================================================================
YEAR ENDED AUGUST 31, 2005
---------------------------------------------
Sold                                                 1,094,937      $11,131,724
---------------------------------------------
Issued in reinvestment of distributions                 18,991          193,083
---------------------------------------------
Redeemed                                              (171,473)      (1,734,418)
--------------------------------------------------------------------------------
Net increase (decrease)                                942,455      $ 9,590,389
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., has a $500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective
December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended February 28, 2006.

6. RISK FACTORS

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $443,447,158
================================================================================
Gross tax appreciation of investments                               $29,928,474
----------------------------------------------------
Gross tax depreciation of investments                                  (221,692)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                  $29,706,782
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

At August 31, 2005, the fund had accumulated capital losses of $1,907,441, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009.

------
20

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------
                             2006(1)     2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.36      $9.93      $9.65      $9.84      $9.79      $9.44
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.24       0.51       0.52       0.52       0.52       0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.10)      0.43       0.28      (0.19)      0.05       0.35
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.14       0.94       0.80       0.33       0.57       0.87
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.24)     (0.51)     (0.52)     (0.52)     (0.52)     (0.52)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.26     $10.36      $9.93      $9.65      $9.84      $9.79
============================================================================================
  TOTAL RETURN(2)              1.43%      9.65%      8.48%      3.35%      6.07%      9.50%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.52%(3)      0.52%      0.53%      0.54%      0.54%      0.54%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                  4.84%(3)      4.99%      5.30%      5.24%      5.37%      5.45%
-------------------------
Portfolio Turnover Rate          12%        13%        19%        30%        32%        47%
-------------------------
Net Assets, End of Period
(in thousands)              $391,295   $377,534   $332,434   $334,032   $373,061   $336,400
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
21

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     A CLASS
--------------------------------------------------------------------------------
                                  2006(1)       2005         2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $10.36        $9.93        $9.65       $9.79
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income             0.23         0.48         0.50        0.29
-------------------------
  Net Realized and
  Unrealized Gain (Loss)           (0.10)        0.43         0.28       (0.14)
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.13         0.91         0.78        0.15
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income                (0.23)       (0.48)       (0.50)      (0.29)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $10.26       $10.36        $9.93       $9.65
================================================================================
  TOTAL RETURN(3)                   1.31%        9.38%        8.21%       1.48%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.77%(4)        0.77%        0.78%    0.78%(4)
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       4.59%(4)        4.74%        5.05%    5.04%(4)
-------------------------
Portfolio Turnover Rate               12%          13%          19%      30%(5)
-------------------------
Net Assets, End of Period
(in thousands)                    $68,048      $39,608      $11,499      $1,286
--------------------------------------------------------------------------------

(1) Six months ended February 28, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
22

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     B CLASS
--------------------------------------------------------------------------------
                                  2006(1)       2005         2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $10.36        $9.93        $9.65       $9.79
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income             0.19         0.40         0.42        0.25
-------------------------
  Net Realized and
  Unrealized Gain (Loss)           (0.10)        0.43         0.28       (0.14)
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.09         0.83         0.70        0.11
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income                (0.19)       (0.40)       (0.42)      (0.25)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $10.26       $10.36        $9.93       $9.65
================================================================================
  TOTAL RETURN(3)                   0.93%        8.57%        7.40%       1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.52%(4)        1.52%        1.53%    1.53%(4)
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.84%(4)        3.99%        4.30%    4.43%(4)
-------------------------
Portfolio Turnover Rate               12%          13%          19%      30%(5)
-------------------------
Net Assets, End of Period
(in thousands)                     $1,260       $1,158         $866        $352
--------------------------------------------------------------------------------

(1) Six months ended February 28, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
23

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     C CLASS
--------------------------------------------------------------------------------
                                  2006(1)       2005         2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $10.36        $9.93        $9.65       $9.79
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income             0.19         0.40         0.43        0.26
-------------------------
  Net Realized and
  Unrealized Gain (Loss)           (0.10)        0.43         0.28       (0.14)
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.09         0.83         0.71        0.12
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income                (0.19)       (0.40)       (0.43)      (0.26)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $10.26       $10.36        $9.93       $9.65
================================================================================
  TOTAL RETURN(3)                   0.93%        8.56%        7.49%       1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.52%(4)        1.52%        1.48%    1.28%(4)
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.84%(4)        3.99%        4.35%    4.59%(4)
-------------------------
Portfolio Turnover Rate               12%          13%          19%      30%(5)
-------------------------
Net Assets, End of Period
(in thousands)                    $20,879      $17,499       $7,416      $2,681
--------------------------------------------------------------------------------

(1) Six months ended February 28, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
24

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A, B, and C Class shares are higher than that of Investor Class shares. The fund is available for purchase only through financial intermediaries by investors who seek advice from them. The fund is closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

A CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A
Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor
Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.
The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
25

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
26

Notes

------
27

Notes

------
28

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE
AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0604                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-48624N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:      William M. Lyons
      Title:     President

Date: April 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:      William M. Lyons
      Title:     President
                 (principal executive officer)

Date: April 28, 2006

By:   /s/ Maryanne L. Roepke
      --------------------------------------------------
      Name:      Maryanne L. Roepke
      Title:     Sr. Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    April 28, 2006